'33 Act File No. 33-47984
                                                       '40 Act File No. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]


                       POST-EFFECTIVE AMENDMENT NO. 17 [X]


                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 145 [X]

                        (CHECK APPROPRIATE BOX OR BOXES.)

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                610 NEWPORT CENTER DRIVE, NEWPORT BEACH, CA 92660
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100


                               RICHARD C. PEARSON
                                    PRESIDENT
                     METLIFE INVESTORS USA INSURANCE COMPANY
                610 NEWPORT CENTER DRIVE, NEWPORT BEACH, CA 92660
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)


[ ]     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[X]     ON MAY 1, 2001, PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
[ ]     ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24-F-2 NOTICE WAS FILED ON FEBRUARY 23, 2001.


                     METLIFE INVESTORS USA SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS


Item Number in Form N-4                            Caption in Prospectus
-----------------------                             ---------------------
1.      Cover Page                                  Cover Page

2.      Definitions                                 Glossary

3.      Synopsis of Highlights                      Summary of the Contract

4.      Condensed Financial Information             Condensed Financial Information;
                                                    Financial Information

5.      General Description of Registrant,          Description of MetLife Investors USA
        Depositor, and Portfolio Companies          Insurance Company, The Separate Account
                                                    and The Funds; Voting Rights; Servicing
                                                    Agent

6.      Deductions and Expenses                     Contract Charges

7.      General Description of Variable Annuity     Descriptions of the Contracts;
        Contracts                                   Accumulation Period; Annuity Benefits

8.      Annuity Period                              Annuity Benefits

9.      Death Benefit                               Death Benefits

10.     Purchases and Contract Value                Description of the Contracts;
                                                    Accumulation Period; Principal
                                                    Underwriter

11.     Redemptions                                 Accumulation Period

12.     Taxes                                       Federal Income Tax Status

13.     Legal Proceedings                           Legal Proceedings

14.     Table of Contents of the Statement of       Table of Contents of the Statement of
        Additional Information                      Additional Information

                                       2


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.     Cover Page                                  Cover Page

16.     Table of Contents                           Table of Contents

17.     General Information and History             The Insurance Company; The Separate
                                                    Account: The Trust and The Funds

18.     Services                                    Servicing Agent; Safekeeping of
                                                    Securities; Independent Auditors

19.     Purchase of Securities Being Offered        Purchase of Securities Being Offered

20.     Underwriters                                Distributions of the Contracts

21.     Calculation of Performance Data             Calculation of Performance Data

22.     Annuity Payments                            Annuity Payments

23.     Financial Statements                        Financial Statements


                                     Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

[FRONT PAGE]                                                         PROSPECTUS
                                                                     May 1, 2001


                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                 issued through

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                       by

                     METLIFE INVESTORS USA INSURANCE COMPANY
     ----------------------------------------------------------------------

This Prospectus gives you important information about the group flexible payment variable annuity contracts issued through MetLife Investors USA (formerly Security First Life) Separate Account A by MetLife Investors USA Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from employer deferred compensation plans that qualify under provisions of Section 457 of the Internal Revenue Code of 1986 ("the Plans").

You decide how to allocate your money among the available investment choices. Your payments will be allocated to MetLife Investors USA Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying mutual funds:


         MET INVESTORS SERIES TRUST

                  J.P. Morgan Quality Bond Portfolio
                  Lord Abbett Growth & Income Portfolio


         FIDELITY INVESTMENTS
         VARIABLE INSURANCE PRODUCTS FUND

                  Money Market Portfolio
                  Growth Portfolio


         FIDELITY INVESTMENTS
         VARIABLE INSURANCE PRODUCT FUND II

                  Asset Manager Portfolio
                  Index 500 Portfolio
                  Contrafund Portfolio


         T. ROWE PRICE GROWTH STOCK FUND


         T. ROWE PRICE INTERNATIONAL STOCK FUND


         NEUBERGER BERMAN GENESIS TRUST


         NEUBERGER BERMAN PARTNERS TRUST


         JANUS ASPEN SERIES

                  Worldwide Growth Portfolio

You can choose any combination of these investment choices. Your Participant's Account will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus.
Please read these prospectuses carefully before you invest. This Prospectus is not valid unless accompanied by the mutual fund prospectuses.

For more information:

If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:

                           MetLife Investors USA Insurance Company
                           610 Newport Center Drive
                           Newport Beach, CA 92660
                           Phone: (800) 848-3854


The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

The SEC has not approved or disapproved these securities nor determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[Side Bar: An investment in any of these variable annuities involves investment risk. You could lose money you invest. The Contracts and the mutual funds are:


                  -        not bank deposits or obligations;

                  -        not federally insured or guaranteed;

                  -        not endorsed by any bank or government agency; and

                  -        not guaranteed to achieve their investment objective.

                                TABLE OF CONTENTS

                                                                            Page

Glossary                                                                       7
Summary of the Contracts                                                       9
Fee Tables and Examples                                                       11
Condensed Financial Information                                               15
Financial Information                                                         16
Description of The Insurance Company, The General Account                     16
The Separate Account, The Funds and Service Providers                         16
         The Insurance Company                                                16
         The General Account                                                  16
         The Separate Account                                                 16
         The Funds                                                            17
         Principal Underwriter                                                19
         Servicing Agent                                                      19
         Custodian                                                            19
Contract Charges                                                              19
         Premium Taxes                                                        20
         Surrender Charges                                                    20
         Mortality and Expense Risk Charge                                    21
         Federal, State and Local Taxes                                       21
         Free Look Period                                                     21
Description of the Contracts                                                  21
         General                                                              21
         Purchase Payments                                                    21
         Transfers                                                            21
         Modification of the Contracts                                        22
         Assignments                                                          23
Accumulation Period                                                           23
         Crediting Accumulation Units in the Separate Account                 23
         Surrender from the Separate Account                                  23
         Systematic Withdrawal Option                                         24
         Account Statements                                                   24
Annuity Benefits                                                              24
         Variable Annuity Payments                                            24
         Election of Annuity Date and Form of Annuity                         25
         Frequency of Payment                                                 26
         Level Payments Varying Annually                                      26
         Annuity Unit Values                                                  26
Death Benefits                                                                27
         Death Before the Annuity Date                                        27
         Death After the Annuity Date                                         28
Federal Tax Considerations                                                    28
         General Taxation of Annuities                                        28
         Qualified Contracts                                                  29
         Withholding                                                          29
Voting Rights                                                                 29
Legal Proceedings                                                             30
Additional Information                                                        30
Table of Contents of Statement of Additional Information                      31


MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

                                    GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period which begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

CONTRACT DATE - The date the Contract was issued.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period after the Contract is first received by the Owner. During this time period, the Contract may be canceled for a full refund of all Purchase Payments (or the greater of Purchase Payments or the total value of the Participant's Account).

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The first day of the month on or before the date on which a distribution must begin under the terms of the Plan to which the Contract is issued, but in no event later than the month in which the participant attains age 85.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of the values of all Accumulated Units credited for you under the Contract.

PLAN - The deferred compensation plan for which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

The Contracts

The Contracts may be offered to:

                  -        Section 457 deferred compensation plans

[Side Bar:        Please see the section "Qualified Contracts"
                  on page ____ for more information.]

This Prospectus applies only to the variable portion of the Contract.

Purchase Payments

Purchase Payments under the Contracts are made to the Separate Account. The minimum Purchase Payment is $20, with an annual minimum of $240. There is no sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Participant's Account. These charges include an administration fee of $12 per year. This amount is deducted from the Separate Account on a pro rata basis on the anniversary of the Certificate Date until Annuitization.

You can transfer amounts allocated to the Separate Account between any of the mutual fund investment choices, at any time and as many times as you choose. The minimum transfer is the lesser of $500 or the balance in a Series.

          [Side Bar:  Please see "Transfers" on page ____ for more information.]

Separate Account

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of twelve Series, each of which invests in one of the following twelve Funds:

                 Funds                              Advisers/Subadvisers
                 -----                              --------------------
        MET INVESTORS SERIES TRUST               Met Investors Advisory Corp.
                                                 ("Met Advisory")

        J.P. Morgan Quality Bond Portfolio       Met Advisory;
                                                 J.P. Morgan Investment
                                                 Management, Inc. (subadviser)

        Lord Abbett Growth and                   Met Advisory;
        Income Portfolio                         Lord Abbett & Co. (subadviser)

        FIDELITY INVESTMENTS                     Fidelity Management & Research
         VARIABLE INSURANCE PRODUCTS FUND        Company ("FMR")

        Money Market Portfolio                   FMR

        Growth Portfolio                         FMR

        FIDELITY INVESTMENTS
        VARIABLE INSURANCE PRODUCTS FUND II

        Asset Manager Portfolio                  FMR

        Index 500 Portfolio                      FMR

        Contrafund Portfolio                     FMR

        T. ROWE PRICE GROWTH STOCK FUND          Price Associates, Inc.

        T. ROWE PRICE INTERNATIONAL STOCK FUND     T. Rowe Price - Fleming
                                                   International, Inc.

        NEUBERGER BERMAN GENESIS TRUST           Neuberger Berman Management
                                                 Corporation; ("NB")

        NEUBERGER BERMAN PARTNERS TRUST          NB

        JANUS ASPEN SERIES
                                                 Janus Capital Corporation
        Worldwide Growth Portfolio               ("Janus Capital")

[Side Bar: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]


Charges and Deductions

The following fees and expenses apply to your Contract:


                  Fee or expense                         Amount of fee
--------------------------------------------------------------------------------
Daily deductions

         -    Mortality and Expense Risks fees         .002438%
                                                       (.89% per year)

Surrender charge (contingent deferred sales charge)

          -   Deducted if you request a full or        7% in 1st Certificate
              partial withdrawal of Purchase           year; declining 1% each
              Payments from the                        Certificate Year and 0%
              Separate Account within the first        after the 5th Certificate
              five Certificate Years. No charge        year.
              will be deducted for surrenders as
              a result of the following under a Plan:

              -   death

              -   disability

              -   retirement

              -   hardship


          Fee or expense                               Amount of fee

Premium Taxes

         -        Payable to a state or government             0% - 2.35%
                  agency with respect to your Contract.        (3.50% in Nevada)
                  It may be deducted on or after the date
                  the tax is incurred.
                  Currently, MetLife Investors USA deducts these taxes upon annuitization.


[Side Bar: Please see "Charges and Deductions" on page ___ for more information.]


Free Look Period

An Owner may cancel the Contract within 20 days after receipt (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the total of the Participant's Accounts in some states).

[Side Bar: Please see "Free Look Period" on page ____ for more information.]


Variable Annuity Payments

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

Surrender

You may surrender all or part of the Participant's Account before the Annuity Date. You may not make a partial withdrawal if:

         - it would cause your interest in any Series to fall below $500 (unless you are surrendering your entire interest in a Series)

However, if you are withdrawing the entire amount allocated to a Series, these restrictions do not apply.

You may be assessed a surrender charge.

Death Benefit

One of the insurance guarantees we provide you under the Contract is that your Beneficiary(ies) will be protected against market downturns. You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

         - the total of all Purchase Payments less any partial withdrawals; or

         -        the value of the Participant's Account at settlement

Otherwise, if you die at age 65 or over, the death benefit will be equal to the Participant's Account.

Your Beneficiar(ies) may elect to receive the death benefit as a lump sum or an annuity.

[Side Bar: Please see "Death Benefits" on page ____ for more information.]


                             FEE TABLE AND EXAMPLES

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

Expense Data

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see the Fund prospectuses for a more complete description of the various costs and expenses of the Funds.

* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. We reserve our right to deduct the premium taxes; but at present, we are absorbing these charges.


                                   FEE TABLES

The following information assumes that the entire Account Value is in the Separate Account.

                            Your Transaction Expenses

                                           Years since       Percentage
                                           Purchase
                                           Payment was
                                           received

 Surrender Charge (Deferred Sales          1st                    7%
 Charge)[as a percentage                   Certificate
 of amounts accumulated with respect to    Year
 a purchase payment (including earnings
 or losses credited to the Purchase Payment)

                                           2nd                    6%
                                           Certificate
                                           Year

                                           3rd                    5%
                                           Certificate
                                           Year

                                           4th                    4%
                                           Certificate
                                           Year

                                           5th                    3%
                                           Certificate
                                           Year

                                           6th                    0%
                                           Certificate
                                           Year and later


 Administration fees                       $12 per year



                            Separate Account Expenses
                   (As a percentage of average Account Value.
                   Deducted daily from the Separate Account.)


    Mortality and Expense Risk Fees                              .89% per year
    Total Separate Account Annual                                .89% per year
    Expenses


                              Fund Annual Expenses
                     (As a percentage of average net assets)
                             (Net of reimbursement)
            Lord Abbett
            Growth and    J.P. Morgan                       T. Rowe       T. Rowe Price
            Income        Quality Bond  Genesis  Partners   Price Growth  International
            Portfolio     Portfolio     Trust    Trust      Stock Fund    Stock Fund
            -----------  ------------  --------  ---------  ------------  -------------
(a)Management   .60%        .54%         1.13      .86         .57%          .67%
   Fee
(b)Other        .16%        .09%          .08      .16         .17%          .19%
   Expenses
(c)Total        .66%        .59%         1.21     1.02         .74%          .86%
   Annual
   Expenses

                                                 Asset                                     Worldwide
               Money Market        Growth      Manager        Contrafund     Index 500     Growth
                Portfolio         Portfolio   Portfolio       Portfolio      Portfolio     Portfolio
              --------------    -----------   ---------     ------------     ----------    ----------
(a)Management      .18%             .58%         .53%             .58%          .24%        .65%
   Fee
(b)Other           .09%             .07%         .09%             .07%          .04%        .04%
   Expenses
(c)Total           .27%             .65%         .62%             .65%          .28%        .69%
   Annual
   Expenses


Examples
                                     CONDITIONS                                 TIME PERIODS
SEPARATE            You would pay the following expenses
ACCOUNT             on a $1,000 investment assuming 5% annual     1 Year    3 Year   5 Year  10 Year
SERIES              return on assets:
---------------------------------------------------------------------------------------------------

J.P. Morgan Quality (a) upon surrender at the end of the stated   (a) $80      97      113     178
Bond Portfolio         time period                                (b)  15      47       81     178
                    (b) if the Contract WAS NOT surrendered
------------------- ---------------------------------------------- ------- ------- ------- --------
Lord Abbett         SAME                                          (a)  81      98      116     183
Growth & Income                                                   (b)  16      49       84     183
------------------- ---------------------------------------------- ------- ------- ------- --------
Fidelity
Money Market        SAME                                          (a)  78      90      101     150
Portfolio                                                         (b)  13      39       68     150
------------------- ---------------------------------------------- ------- ------- ------- --------
Fidelity                                                          (a)  81      98      116     183
Growth Portfolio    SAME                                          (b)  16      49       84     183
------------------- ---------------------------------------------- ------- ------- ------- --------
Fidelity
Asset Manager       SAME                                          (a)  80      97      114     179
Portfolio                                                         (b)  15      47       82     179
------------------- ---------------------------------------------- ------- ------- ------- --------
Fidelity
Index 500           SAME                                          (a)  78      89      100     148
Portfolio                                                         (b)  12      39       67     148
------------------- ---------------------------------------------- ------- ------- ------- --------
Fidelity
Contrafund          SAME                                           (a) 81      99      116     185
Portfolio                                                          (b) 16      49       84     185
------------------- ---------------------------------------------- ------- ------- ------- --------
T. Rowe Price                                                      (a) 82     101      121     193
Growth Stock Fund   SAME                                           (b) 17      51       89     193
------------------- ---------------------------------------------- ------- ------- ------- --------
T. Rowe Price
International       SAME                                           (a) 83     104      126     204
Stock Fund                                                         (b) 18      54       94     204
------------------- ---------------------------------------------- ------- ------- ------- --------
NEUBERGER           SAME                                           (a) 86     115      144     243
BERMAN GENESIS                                                     (b) 21      66      113     243
TRUST
------------------- ---------------------------------------------- ------- ------- ------- --------
NEUBERGER           SAME                                           (a) 84     109      135     223
BERMAN PARTNERS                                                    (b) 19      60      103     223
TRUST
------------------- ---------------------------------------------- ------- ------- ------- --------
Janus-Aspen Series  SAME
Worldwide Growth                                                   (a) 81     100      118     188
Portfolio                                                          (b) 16      50       86     188
------------------- ---------------------------------------------- ------- ------- ------- --------

                      EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page ____.

On January 26, 2001, shareholders of each of the series of Security First Trust approved an Agreement and Plan of Reorganization pursuant to which the series of Security First Trust will be reorganized into corresponding portfolios of Met Investors Series Trust, a new fund. Met Investors Advisory Corp. ("Met Advisory") is the investment adviser of Met Investors Series Trust. Effective as of February 12, if you were invested in a portfolio of Security First Trust, you are now invested in a portfolio of Met Investors Series Trust.

Met Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios of the Trust will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio and .65% for the Lord Abbett Growth and Income Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the Met Advisory may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001, are estimated to be: 0.73% for the J.P. Morgan Quality Bond Portfolio and 0.65% for the Lord Abbett Growth and Income Portfolio.

2. FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. without this reimbursement, the Portfolio's total expenses would have been 0.33%.

For the Fidelity VIP Growth Portfolio, Overseas Portfolio, and Contrafund Portfolio, actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

For the Fidelity VIP Money Market Portfolio, the annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

3. Expenses for the Janus Aspen Series Worldwide Growth Portfolio are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee.

4. The examples assume that there were no transactions that would result in the imposition of the Transfer Charge. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.5% in Nevada) may be deducted from each Purchase Payment, or upon Annuitization.

5. For purposes of the amounts reported in the examples, annual administrative charges are reflected by dividing the total amount of contract fees collected during the year by the total average net assets of the Separate Account respecting the Contracts.

6. THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION

    The following table sets forth condensed financial information on accumulation units with respect to Contracts issued under this prospectus through the Separate Account. This information is derived from the financial statements of the Separate Account. The financial statements for the year ended December 31, 1999 and 2000 have been audited by Deloitte & Touche LLP, the Separate Account's independent auditors.

                                           Five       Twelve     Twelve     Twelve     Twelve     Twelve     Twelve     Twelve
                                           Months     Months     Months     Months     Months     Months     Months     Months
                                           Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended
      Separate Account Series             12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99   12/31/00
      -----------------------             --------   --------   --------   --------   --------   --------   --------   --------
Series B (J.P. Morgan Quality Bond Series)
  Beg. AUV (7/1/92).................       16.20       16.48      15.77      18.25      18.60      20.11      21.42      20.69
  End. AUV..........................       16.48       15.77      18.25      18.60      20.11      21.42      20.69      22.41
  End. No. Qualified AUs............       5,563       8,014     12,416     11,642     39,681     63,568     43,890     35,253
Series G (Lord Abbett Growth and
  Income Portfolio)
  Beg. AUV (7/1/92).................       25.27       26.64      27.17      35.31      42.57      53.68      58.61      63.24
  End. AUV..........................       26.64       27.17      35.31      42.57      53.68      58.61      63.24      68.95
  End. No. Qualified AUs............      77,399     154,223    192,251    246,547    504,233    508,159    491,385    426,748
Series P (Lord Abbett Prime Re-
  serve Fund)
  Beg. AUV (7/1/92).................       11.98       12.07      12.40      12.97      13.49      14.05      14.64      15.19
  End. AUV..........................       12.07       12.40      12.97      13.49      14.05      14.64      15.19      15.96
  End. No. Qualified AUs............       3,478       5,823      8,447      4,008      6,866      1,757     12,686      9,537
  Yield.............................        1.75%       4.50%      4.11%      4.01%      4.07%      3.88%      4.71%      5.49%
Series T (Lord Abbett Growth Stock
  Fund)
  Beg. AUV (7/1/92).................       20.98       23.45      23.44      30.44      36.72      46.06      58.18      70.45
  End. AUV..........................       23.45       23.44      30.44      36.72      46.06      58.18      70.45      70.01
  End. No. Qualified AUs............      57,382     134,441    177,235    236,072    572,680    592,525    575,637    589,758
Series I (Lord Abbett
  International Stock Fund)
  Beg. AUV (7/24/92)................        5.73        6.85       6.74       7.45       8.57       8.72      10.04      13.40
  End. AUV..........................        6.85        6.74       7.45       8.57       8.72      10.04      13.40      11.00
  End. No. Qualified AUs............      95,649     330,647    461,265    642,883    865,412    741,539    694,702    695,810
Series FA (Asset Manager)
  Beg. AUV (9/15/93)................        5.00        5.37       5.00       5.79       6.58       7.87       8.97       9.88
  End. AUV..........................        5.37        5.00       5.79       6.58       7.87       8.97       9.88       9.41
  End. No. Qualified AUs............      39,393     353,650    556,478    681,763    831,316    955,179  1,008,708    999,872
Series FG (Growth Portfolio)
  Beg. AUV (9/16/93)................        5.00        5.14       5.10       6.84       7.77       9.51      13.16      17.92
  End. AUV..........................        5.14        5.10       6.84       7.77       9.51      13.16      17.92      15.82
  End. No. Qualified AUs............      31,169     182,029    480,578    735,622    903,383  1,084,117  1,420,092  1,629,970
Series FI (Index 500)
  Beg. AUV (10/1/93)................        5.00        5.02       5.03       6.83       8.32      10.95      13.92      16.63
  End. AUV..........................        5.02        5.03       6.83       8.32      10.95      13.92      16.63      14.95
  End. No. Qualified AUs............         383      11,568     65,944    189,079    430,635    811,520  1,034,772  1,102,413
Series NG (Genesis Trust)
  Beg. AUV (1/9/98).................                                                                5.00       4.61       4.75
  End AUV...........................                                                                4.61       4.75       6.24
  End No. Qualified AUs.............                                                             246,315    234,545    317,788
Series NP (Partners Trust)
  Beg. AUV (1/9/98).................                                                                5.00       5.26       5.62
  End AUV...........................                                                                5.26       5.62       5.59
  End No. Qualified AUs.............                                                             272,328    309,008    275,633
Series JW (Worldwide Growth)
  Beg. AUV (1/8/98).................                                                                5.00       6.39      10.39
  End AUV...........................                                                                6.39      10.39       8.69
  End No. Qualified AUs.............                                                             261,044    521,370  1,304,672
Series FM (Money Market)
 Beg. AUV $ (12/29/97)..............                                                     5.66       5.92       6.19       6.45
 End. AUV $.........................                                                     6.92       6.19       6.45       6.80
 End No. Qualified AUs..............                                                  221,521    177,616    140,989    148,109
 Yield..............................                                                                4.18%      5.49%      5.52%
Series FC (Contra)
 Beg. AUV $ (1/15/98)...............                                                                5.00       6.44       7.94
 End. AUV $.........................                                                                6.44       7.94       7.35
 End No. Qualified AUs..............                                                             151,176    331,062    460,717

---------------
AUV -- Accumulation Unit Value
AUs  -- Accumulation Units

                              FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.


DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE
SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS

The Insurance Company

MetLife Investors USA Insurance Company changed its name from Security First Life Insurance Company as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, we will continue to use the name of Security First Life Insurance Company until our new name is approved. In addition, concurrent with the change of our name, the name of the Separate Account also changed to MetLife Investors USA Separate Account A.

MetLife Investors USA is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 610 Newport Center Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.

MetLife, a wholly owned subsidiary of MetLife, Inc., a publicly traded company, is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. With approximately $302.3 billion worth of assets under management as of December 31, 2000, MetLife provides individual insurance and investment products to approximately 9 million households in the United States.


The General Account

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of the Contract and your actual Certificate for more information.


The Separate Account

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under Delaware law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year. (Please see "Annuity Benefits - Level Payments Varying Annually" on page ___ for more information.)

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Twelve of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.


The Funds

Your investment choices are:

         Fund                   Investment Objective                           Investment Adviser/
                                                                               Subadviser
------------------------------ -----------------------------------------   -------------------------
J.P. Morgan Quality             The Fund seeks to achieve the highest           Met Advisory;
Bond Portfolio                  investment income over the long-term            J.P. Morgan Investment
                                consistent with the preservation of             Management
                                principal through investment primarily          (Subadviser)
                                in marketable debt instruments.  Growth
                                of principal and income will also be
                                objectives with respect to up to 10% of the
                                J.P. Morgan Quality Bond Portfolio' assets
                                which may be invested in common and
                                preferred stocks.

Lord Abbett Growth &            The Fund seeks capital growth and a             Met Advisory;
Income Portfolio                reasonable level of current income.             Lord Abbett & Co. (Subadviser)
                                While this Portfolio will generally invest
                                in common stocks and other equities,
                                it may, depending on economic conditions, reduce
                                such investments and substitute fixed-income
                                instruments.

Fidelity Investments            The Fund seeks to obtain as                     Fidelity Management &
VIP Fund Money Market           high a level of current                         Research Company
Portfolio                       income as is consistent with
                                preserving capital and
                                providing liquidity.  The
                                Portfolio will invest only in
                                high quality U.S. dollar
                                denominated money market
                                securities of domestic and
                                foreign issuers.

VIP Fund Growth Portfolio       The Fund seeks to achieve                       Fidelity Management &
                                capital appreciation normally                   Research Company
                                through the purchase of common stocks
                                (although the portfolio's investments
                                are not restricted to any one type of
                                security). Capital appreciation may also
                                be found in other types of securities,
                                including bonds and preferred stocks.

VIP Fund II Asset Manager       The Fund seeks high total                       Fidelity Management &
Portfolio                       return with reduced risk over                   Research Company
                                the long-term by allocating its assets among
                                stocks, bonds, and short-term, fixed income
                                instruments.

VIP II Index 500 Portfolio      The Fund seeks investment                       Fidelity Management &
                                results that correspond to                      Research Company
                                the total return (i.e., the
                                combination of capital
                                changes and income) of common
                                stocks publicly traded in the
                                United States, as represented
                                by the Standard & Poor's 500
                                Composite Stock Price Index
                                while keeping transaction
                                costs and other expenses low.

Contrafund Portfolio            The Fund seeks capital appreciation             Fidelity Management &
                                by investing in companies that the              Research Company
                                investment adviser believes to be
                                undervalued due to an overly
                                pessimistic appraisal by the public.

T. Rowe Price Growth            The Fund seeks long-term growth of              Price Associates, Inc.
Stock Fund                      capital through investing primarily
                                in common stocks of growth companies.

T. Rowe Price International     The Fund seeks total return on its              Fleming
Stock Fund                      assets from long-term growth of                 International, Inc.
                                capital and income, principally through
                                investments in common stocks of established
                                non-U.S. companies. Investments may be made
                                solely for capital appreciation or solely for
                                income or any combination of both for the
                                purpose of achieving a higher overall return.

                                       17

Genesis                         The Fund seeks capital appreciation.            Neuberger Berman
Trust                           The portfolio invests primarily in              Management Corporation;
                                common stocks of companies with small Neuberger
                                Berman, LLC market capitalizations ("small-cap
                                (subadviser) ("small-cap companies"), using the
                                value- oriented investment approach.

Partners                        The Fund seeks capital growth. The              Neuberger Berman
Trust                           portfolio invests principally in common         Management Corporation;
                                stocks of medium and large capitalization       Neuberger Berman, LLC
                                established companies, using the value-         (subadviser)
                                oriented investment approach.

Janus Aspen Worldwide           The Fund seeks long-term growth of              Janus Capital Corporation
Growth Portfolio                capital in a manner consistent with
                                preservation of capital. The portfolio pursues
                                this objective primarily through investments in
                                common stocks of foreign and domestic issuers
                                (normally in issuers of at least five different
                                countries, including the United States).

Each Series buys and sells shares of the corresponding mutual fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. Certain of the Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to the Separate Account (except for the T. Rowe Price Growth Stock Fund, T. Rowe Price International Stock Fund, Neuberger Berman Genesis Trust, and Neuberger Berman Partners Trust. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Certificate holders.

[Side Bar: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]

         Substitution of Fund shares

MetLife Investors USA may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approve the substitution under the 1940 Act.

[Side Bar: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information. The prospectuses are attached to or accompanied by this Prospectus. The Statements of Additional Information are available upon your request.]

PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company, 610 Newport Center Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. MetLife Investors Distribution Company is a Delaware corporation and a subsidiary of MLIG.


SERVICING AGENT

MLIG provides MetLife Investors USA with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.


Custodian

MetLife Investors USA is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by MetLife Investors USA and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of MetLife Investors USA's officers and employees.

                                CONTRACT CHARGES

MetLife Investors USA deducts the charges described below. MetLife Investors USA represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

         Services and benefits MetLife Investors USA provides include:

                  - the ability for you to make withdrawals and surrenders under the Contracts;

                  -        the death benefit paid at your death;

                  -        the available funding options and related programs;

                  - administration of the annuity options available under the Contracts; and

                  - the distribution of various reports to Participants and the Owners of the Contract.

         Costs and expenses incurred by MetLife Investors USA include:

                  - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

                  -        sales and marketing expenses; and

                  -        other costs of doing business.

         Risks assumed by MetLife Investors USA include:

                  - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

                  - that the amount of the death benefit will be greater than the Participant's Account; and

                  - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

MetLife Investors USA may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

Premium Taxes

Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit MetLife Investors USA to deduct any applicable premium taxes from the Participant's Account at or after the time they are incurred. MetLife Investors USA currently does not deduct for these taxes at the time you make a Purchase Payment. However, MetLife Investors USA reserves our right to deduct the total amount of premium taxes, if any, from the Participant's Account when you elect to begin receiving Annuity payments (Annuitization).

Surrender Charge

No sales charge is deducted from any Purchase Payment. During the accumulation phase, you can withdraw part or all of the Participant's Account subject to any withdrawal limitation under the Plan to which the Contract is issued. Full or partial surrender during the first five Certificate Years will be subject to a surrender charge equal to the following percentage of the amount surrendered:

         -        7% in 1st Certificate Year

         -        6% in 2nd Certificate Year

         -        5% in 3rd Certificate Year

         -        4% in 4th Certificate Year

         -        3% in 5th Certificate Year

         -        0% after the 5th Certificate Year

However, no surrender charge will be made in the event of a withdrawal under a Plan for:

         -        death

         -        disability

         -        retirement

         -        hardship

In addition, no surrender charge will be made from amounts transferred to another group annuity contract issued by MetLife Investors USA to the Owner in accordance with the terms of a Plan.

Surrenders of a Participant's account for transfer to other investment providers to the Plan will be permitted at the Participant's Account value until the sum of all Participant transfers at the Participant's Account Value to other investment providers from the Contract and any of the other group annuity contracts issued by MetLife Investors USA to the Plan exceeds in any calendar year an amount equal to 15% of the total of the Participant's Account value in MetLife Investors USA's group annuity contracts issued to the Plan as of the prior December 31. Once this 15% limit has been reached, all subsequent surrenders of Participants' Accounts for transfer to such other investment providers during the remainder of the calendar year will be made at the cash values of Participant's Account.

Should you have an existing annuity account with MetLife Investors USA under a group annuity contract issued to the Owner in accordance with the terms of the Plan and should the date of issuance of a certificate under such other annuity precede the Certificate Date (the "Alternate Certificate Date), then the Certificate Date used in the determination of surrender charges under the Contract will be the Alternate Certificate Date.

In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account.

Example of application of surrender charge. Assume your Participant's Account is $100,000 at the beginning of Certificate Year 2 and you withdraw $30,000. You would pay a surrender charge of $1,800.

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

[Side Bar: The surrender charge covers marketing expenses for the sale of Certificates, such as commissions to sales personnel and other promotion and acquisition expenses.]

Mortality and Expense Risk Charge

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the policy. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to .89% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

Federal, State and Local Taxes

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

[Side Bar: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.

Free Look Period

The Owner may cancel the Contract within a certain time period. This is known as a "free look." The Free Look Period is the 20-day period (or longer in certain states) starting when the Owner receives the Contract. MetLife Investors USA must receive the Owner's request to cancel in writing at its administrative office within the 20-day period. If the Contract is mailed to MetLife Investors USA, it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Contract will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the total of the Participants' Accounts.


                          DESCRIPTION OF THE CONTRACTS

General

The Contract described in this prospectus is designed to provide Variable Annuity benefits to employers to fund in whole or in part deferred compensation plans which qualify under the provisions of Section 457 of the Code.

A group contract is issued to an employer which will be the Owner, covering all present and future Participants. Each Participant completes an enrollment form and arranges for Purchase Payments to begin. No certificates are issued to Participants under a deferred compensation plan since all ownership rights in the Contract are held by the employer. The Contract may be restricted by the governing instrument of a Plan as to the exercise by the Participant of his or her rights under the Contract. Participants and Owners should refer to the Plan for information concerning these restrictions.

Purchase Payments

You may make a Purchase Payment at any time. Your minimum Purchase Payment is $20, and minimum Purchase Payments must total $240 in a year.

Transfers

         Accumulation Units

You may transfer Accumulation Units among the Funds at any time. Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone. If MetLife Investors USA permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that MetLife Investors USA will provide. MetLife Investors USA will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

         Annuity Units

You may transfer Annuity Units among the Series at any time. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

         Minimum Transfer

A minimum of $500 must be transferred from any Series. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

Transfers to Another Contract

You may transfer your Participant's Account to another group annuity contract issued by MetLife Investors USA to the Plan. The minimum transfer is the lesser of $500 or the value of the Participant's interest in the Series from which the transfer is made.

Modification of the Contracts

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

         -        death benefits

         -        deductions from Purchase Payments

         - deductions from Participants' Accounts for administrative and transaction charges

         - deductions from the Separate Account for mortality and expense risk fees

         -        guaranteed rates with respect to fixed benefits

MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

                  - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

                  - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

                  - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

The Contract may also be modified by written agreement between Security First Life and the Owner.

If you have any questions about any of the provisions of your Contract, you may write or call:

                            MetLife Investors USA Insurance Company
                            610 Newport Center Drive
                            Newport Beach, CA 92660
                            Phone: (800) 848-3854


Assignments

The Contract permits you to assign your rights under it. However, deferred compensation plans which conform to the requirements under Section 457 of the Code do not permit Participants to have any direct rights in the Contract.

                               ACCUMULATION PERIOD

Crediting Accumulation Units in the Separate Account

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

         Separate Account Accumulation Unit current values

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.


[Side Bar: The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.

Surrender from the Separate Account

You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution. These consequences are discussed in more detail under "Federal Tax Considerations" on page ___. You should consult your tax adviser before making a withdrawal.

The cash value of you interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges and transaction charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series to have an after surrender value of less than $500. However, if you are withdrawing the entire amount allocated to a Series, this restriction does not apply.

         Payment of Surrender Amount

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

                  - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

                  -        The SEC permits the suspension of withdrawals.

                  - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

Systematic Withdrawal Option

When you are eligible to receive payments under the Plan, you may select a systematic withdrawal option. Under this option, you select:

         -        payment beginning date;

         -        the frequency of payment; and

         -        the time over which payments will be made.

Your entire Participant's Account (and any other accounts you have MetLife Investors USA under the Plan) must be included in this election. Initial payments will be determined using the value of your Participant's Account and an assumed earning rate set by MetLife Investors USA. Payments will be redetermined periodically so that the value of your account will be paid over the time period you selected. If you select this option, you can continue to transfer account values among Fund options. Any pay out must meet distribution requirements under the Code and the Plan.

Account Statements

You will receive a written account statement each calendar quarter in which a transaction occurs before to the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

                  -        all transactions for the period being reported

                  - the number of Accumulation Units that are credited to your Contract in each Series

                  -        the current Accumulation Unit value for each Series

                  - your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.


                                ANNUITY BENEFITS

Variable Annuity Payments

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

         Assumed Investment Return

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of an Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

Election of Annuity Date and Form of Annuity

You choose the Annuity Date and the form of Annuity payment.

         Election of Annuity Date

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the first day of the month on or immediately before the earlier of:

                  -        the month in which you attain age 85; or

                  - the date you are required to take a distribution under the terms of the Plan to which the Contract is issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

         Form of Annuity

[Side Bar: There are two people who are involved in payments under your Annuity:

                  -        you, the Participant and Annuitant

                  -        the Beneficiary

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

Option 1 - Life  Annuity

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.

Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.

Option 3 - Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

Option 4 - Joint and Last Survivor Life Annuity

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

Option 5 - Payments for a Designated Period (Fixed Annuity Only)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than 3.00% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

                  -        the mortality table specified in the Contract

                  -        the age and where permitted the sex of the Annuitant

                  -        the type of Annuity payment option selected, and

                  -        the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

                  -        the number of years in the payment period, and

                  - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.


Frequency of Payment

Your payments under all options will be made on a monthly basis unless you request quarterly, semi-annual, or annual payment in accordance with the Plan.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

Level Payments Varying Annually

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.
Annuity Unit Values

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

                  - First, MetLife Investors USA determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date.

                  - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

                  - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

                  - Finally, the previous Annuity Unit Value is multiplied by this result.


                                 DEATH BENEFITS

Death Before the Annuity Date

If you die before the Annuity Date your Beneficiary(ies) will receive a death benefit equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiaries will be entitled to receive a lump sum settlement equal to the greater of:

         - your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

         -        your Participant's Account.


Your Beneficiary(ies) receive the death benefit as either:

                  1) A lump sum that must be made within five (5) years of your death; or

                  2) Annuity income under Annuity Income Options One, Two or Five.

If your Beneficiary(ies) chooses one of the Annuity income options:

                           - Payments must begin within one year of your death (However, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

                           - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service (15 years if the Beneficiary is not your spouse).

                           - The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as the Participant rather than to take the death benefit. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

                  -        Your Beneficiary(ies) and you die at the same time.

                  - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

Death After the Annuity Date

If the you die on or after the Annuity Date, the amounts payable to the Beneficiary(ies)will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

                  - have all the remaining rights and powers under a Certificate, and

                  - be subject to all the terms and conditions of the Certificate.

If none of your Beneficiaries survive your death, the value of any remaining payments certain, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to your estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.


                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the Code) governs how this money is ultimately taxed. There are different rules for qualified and non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

[Side Bar: A qualified contract is a contract that is purchased under certain types of tax-advantaged retirement plans.

         Qualified plans include:

                  - Section 401 plans (self-employed and corporate pension and profit-sharing plans)

                  -        Section 403 plans (tax-deferred annuities)

                  -        Section 457 plans (deferred compensation plans)

                  -        traditional IRAs

The Contracts are only offered to 457 Plans.

A non-qualified Contract is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a qualified Contract. The Contracts are not offered on a non-qualified basis.

[Side Bar: Please note that the terms of a particular Plan may limit your rights otherwise available under the Contract.]


Qualified Contracts

[SIDE BAR: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferal.]

The full amount of all distributions received from a 457 plan (except for a return of non-deductible employee contributions) is included in your gross income and is taxed at ordinary income rates unless the distribution is transferred to an eligible rollover account or Contract.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met.


         Mandatory minimum distributions

If you are a participant in a 457 plan, you generally must begin receiving withdrawals from your Participant's Account or Annuity payments by April 1 of the calendar year following the later of:

                                    -       the year you turn 70 1/2

                                    -       the year you retire

Annuity Payments can be for a period not greater than your life expectancy or that of you and a beneficiary. Distributions from a 457 Plan cannot be made available to your before the earlier of age 70 1/2, separation from service, or an unforseeable emergency.

         Rollovers of plan conversions

You may roll over distributions (other than required distributions) from one plan to another plan without incurring any Federal income tax under some circumstances. These circumstances are as follows:


 Distribution Issued from:             May be Rolled into:

-------------------------------------- -----------------------------------
-  Section 457 Plan                    Another Section 457 Plan
-------------------------------------- -----------------------------------

-------------------------------------- -----------------------------------


         Taxation of death benefits


Any distributions under Section 457 must meet minimum distribution incidental benefit requirements under the Code for the tax years beginning after December 31, 1986. However, if your spouse is your designated beneficiary, these death benefit requirements do not apply.


Withholding

Amounts distributed under Section 457 plans are considered compensation and are subject to the employer's withholding and reporting requirements.


                                  VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, the Owner has voting interests under the Contract concerning Fund shares and is entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, the Owner is entitled to give us instructions for the number of shares which are deemed attributable to the Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by Contract Owners who have voting interests in the Funds. MetLife Investors USA will send Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive the Owner's voting instructions, it will vote the Owner's interest in the same proportion as represented by the votes it receives from the other Owners. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that the Owner receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners on the record date may vote.

The number of shares to which the Owner is entitled to vote is calculated by dividing the portion of all of the Participant's Accounts allocated to that Fund on the record date by the net asset value of a Fund share on the same date.


                                LEGAL PROCEEDINGS

There are no present or pending material legal proceedings affecting the Separate Account. MetLife Investors USA, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.


                             ADDITIONAL INFORMATION

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2001, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page ____.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS

                                                                            Page

The Insurance Company                                                        3

The Separate Account                                                         3

Surrender Charges                                                            3

Net Investment Factor                                                        4

Annuity Payments                                                             4

Additional Federal Income Tax Information                                    6

Underwriters, Distribution of the Contracts                                  7

Voting Rights                                                                7

Safekeeping of Securities                                                    7

Servicing Agent                                                              7

Independent Auditors                                                         8

Legal Matters                                                                8

State Regulation of MetLife Investors USA                                    8

Financial Statements                                                         8

                                                      '33 Act File No. 33-47984












                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------


                     METLIFE INVESTORS USA INSURANCE COMPANY

                                   May 1, 2001


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2001, may be obtained without charge by writing to MetLife Investors USA Insurance Company, 610 Newport Center Drive, Newport Beach, California 92660 or by telephoning 1 (800) 848-3854.

TABLE OF CONTENTS

                                                                            Page

The Insurance Company                                                        3

The Separate Account                                                         3

Surrender Charges                                                            3

Net Investment Factor                                                        4

Annuity Payments                                                             4

Additional Federal Income Tax Information                                    6

Underwriters, Distribution of the Contracts                                  7

Voting Rights                                                                7

Safekeeping of Securities                                                    7

Servicing Agent                                                              7

Independent Auditors                                                         8

Legal Matters                                                                8

State Regulation of MetLife Investors USA                                    8

Financial Statements                                                         8

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company ("MetLife Investors USA") changed its name to its present name as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, MetLife Investors USA will continue to use its prior name, Security First Life Insurance Company, until the new name is approved. MetLife Investors USA is a wholly owned subsidiary of MetLife Investors Group (MLIG), previously known as Security first Group, Inc. MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company.

THE SEPARATE ACCOUNT

The MetLife Investors Separate Account A, (formerly Security First Life Separate Account A) ("Separate Account") presently funds the contracts described in the prospectuses and group variable annuity contracts on Forms 8010, SF 1700, SF 226R1, SF224FL, SF 230, SF 234, SF 236FL and individual annuity contracts on Form SF 137, Form SF 135R2C and Form SF 135PB2. These individual and group variable annuity contracts are described in other prospectuses. The combination fixed and variable contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described individual and group variable annuity contacts.


Amounts allocated to the Separate Account are invested in the securities of twelve Funds: the Money Market Portfolio and the Growth Portfolio of the Variable Insurance Products Fund; the Asset Manager Portfolio and Index 500 Portfolio and the Contrafund Portfolio of the Variable Insurance Products Fund II; the J.P. Morgan Quality Bond Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust, and the T. Rowe Price Growth Stock Fund, and the T. Rowe Price International Stock Fund, the Neuberger & Berman Genesis Trust, the Neuberger & Berman Partners Trust and the Worldwide Growth Portfolio of the Janus Aspen Series. The Separate Account is divided into Series which correspond to these twelve Funds.

SURRENDER CHARGES

Subject to the Plan qualifying under Section 457 of the Internal Revenue Code with respect to which the Contract has been issued, all or a portion of the Participant's Account may be surrendered at any time prior to the Annuity Date. In the event of a partial or full surrender before the fifth anniversary of the Certificate Date, the portion of the Participant's Account surrendered will be subject to a surrender charge equal to varying percentages of the amount surrendered. Any surrender on or after the fifth anniversary of the Certificate Date will not be subject to a surrender charge. In no event will surrender charges imposed exceed 9% of the Purchase Payments received. No surrender charge will be deducted from any amount surrendered and reinvested by the Participant in another group annuity contract issued by MetLife Investors USA to the Owner of the Contract under the plan with respect to which the Contract is issued.

Notwithstanding the above, should a Participant have an existing annuity account with MetLife Investors USA under a group annuity contract issued to the Owner in accordance with the terms of the Plan with respect to which the Contract was issued and should the date of the Participant's first Purchase Payment to this group annuity contract precede the Certificate Date, then the Certificate Date used in the determination of surrender charges under the Certificate shall be deemed to be the date of such first Purchase Payment under the prior group annuity contract.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Series and the deduction of the mortality and administrative expense risk fees) in the net asset value of each Fund in which the Series is invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of the business on such day, plus the per share amount of any distributions made by such Series on such day, by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day, and then subtracting from this result the mortality and administrative expense risk fees factor of 0.002438 for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Annuity Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------
YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946- 1965                             AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------

Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Participant's Account on the last day of the second calendar week before the Annuity Date. The Contract contains tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to MetLife Investors USA's General Account and level monthly Annuity Payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account Value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity payment for the first year is the sum of the monthly Annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity payments due. The number of Annuity Units for a Series remains fixed during the Annuity period unless Annuity Units are converted to or from another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity payments no later than 7 days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than, equal to or greater than the Assumed Investment Return.

Annuity Unit Values

The initial value of an Annuity Unit was originally set at $5 for each Series for the first Valuation Period during which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity Change Factor" for the second preceding Valuation Period. The Annuity Change Factor is an adjusted measurement of the investment performance of the Series since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Series. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity Change Factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

MetLife Investors USA is required to withhold federal income tax on any Contract distributions to Participants (such as Annuity Payments, lump sum distributions or partial surrenders). Amounts distributed under Section 457 plans are considered compensation, and federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with MetLife Investors USA, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate.

Payees are required by law to provide MetLife Investors USA (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her Social Security number. If the payee elects not to have federal income tax withheld on an Annuity payment or a non-periodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and variable annuity contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors Distribution Company, formerly Security First Financial, or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell variable annuity contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 7.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contract will be sold in the State of Florida.

VOTING RIGHTS

Unless otherwise restricted by the Plan under which the Contract is issued, each Participant will have the right to instruct MetLife Investors USA with respect to voting the Funds' shares which are the assets underlying the Participant's interest in the Separate Account, at all regular and special shareholder meetings. An Annuitant's voting power with respect to Fund's shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

All assets of the Separate Account are held in the custody of MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

An Administrative Services Agreement has been entered into between MetLife Investors USA and MLIG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. MLIG performs substantially all of the record keeping and administrative services for the Separate Account. MetLife Investors USA has paid fees to MLIG for these services.

INDEPENDENT AUDITORS

The financial statements of MetLife Investors USA Insurance Company as of and for the years ended December 31, 2000 and 1999, and the related statements of income, shareholder's equity, and cash flows for the years then ended, and the statements of assets and liabilities of MetLife Investors USA Separate Account A as of December 31, 2000, and the related statements of operations for the year then ended and statements of changes in net assets for the periods ended December 31, 2000 and 1999, included elsewhere in the registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036.

STATE REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA.

In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.


FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA and subsidiaries contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Contracts and custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

Financial Statements as of and for the
Year Ended December 31, 2000 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


Board of Directors
   Security First Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Security First Life Separate Account A (the "Separate Account") Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC, FE, NG, NP, JW, MFSG, MFSR, MFSD, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, VKS, JM, RI, LS, PL, and PI as of December 31, 2000 and the related statements of operations for the year then ended (as to Series MFSD, JM, RI, LS, PL, and PI, for the period from commencement of operations through December 31, 2000) and statements of changes in net assets for the periods ended December 31, 2000 and 1999 (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Series constituting the Security First Life Separate Account A as of December 31, 2000, and the results of its operations for the year then ended (as to Series MFSD, JM, RI, LS, PL, and PI, for the period from commencement of operations through December 31, 2000) and the changes in their net assets for the periods ended December 31, 2000 and 1999 (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999), in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Los Angeles, California
March 14, 2001


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments

  Security First Trust - Bond Series
    (6,243,169 shares at net asset value of
    $3.80 per share; cost $24,718,303)                $  23,716,229

  Security First Trust - T. Rowe Price Growth and
    Income Series (22,614,070 shares at net asset
    value of $16.02 per share; cost $351,304,892)                     $ 362,197,796

  T. Rowe Price Growth Stock Fund, Inc. (3,848,449
    shares at net asset value of $27.20 per share;
    cost $111,607,307)                                                                $ 104,677,824

  T. Rowe Price Prime Reserve Fund, Inc. (1,153,090
    shares at net asset value of $1.00 per share;
    cost $1,153,090)                                                                                  $   1,153,090

  T. Rowe Price International Stock Fund, Inc.
    (991,371 shares at net asset value of $14.52
    per share; cost $14,829,428)                                                                                      $  14,394,711


Receivable from Security First Life Insurance
  Company for purchases                                      17,967         381,432          93,493                          32,978

Other assets                                                  2,000           1,572
                                                      --------------  --------------  --------------  --------------  --------------
                                     TOTAL ASSETS        23,736,196     362,580,800     104,771,317       1,153,090      14,427,689
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

  Payable to Security First Life Insurance Company
     for mortality and expense risk                   $      24,040   $     340,201   $      74,599   $         760   $      10,100

  Payable to Security First Life Insurance Company
     for redemptions                                          1,585          32,635             507               3           8,141

  Payable to Mutual Funds                                    19,028         384,849
                                                      --------------  --------------  --------------  --------------  --------------
                                TOTAL LIABILITIES            44,653         757,685          75,106             763          18,241
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

NET ASSETS CONSIST OF:

     Cost to Investors
        Series  B  Accumulation Units                 $  24,693,617
        Series  G  Accumulation Units                                 $ 350,930,211
        Series  T  Accumulation Units                                                 $ 111,625,694
        Series  P  Accumulation Units                                                                 $   1,152,327
        Series  I  Accumulation Units                                                                                 $  14,844,165

     Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)       (1,002,074)     10,892,904      (6,929,483)                       (434,717)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                         Series B        Series G        Series T        Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

     Dividends                                        $   1,506,353   $  35,555,075   $  20,083,961   $      65,296   $   1,164,305

     Other investment income (expense)                       (3,022)         64,754         (10,245)           (273)          2,612
                                                      --------------  --------------  --------------  --------------  --------------

                                                          1,503,331      35,619,829      20,073,716          65,023       1,166,917

EXPENSES

     Charges for mortality and expense risk                 299,104       4,025,526       1,018,495           9,943         156,605
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME         1,204,227      31,594,303      19,055,221          55,080       1,010,312


INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses)                    (356,294)     10,431,147       7,745,959                       1,662,149

     Change in unrealized appreciation (depreciation)
        on investments during the year                      913,349     (14,832,642)    (27,163,141)                     (6,030,559)
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)           557,055      (4,401,495)    (19,417,182)                     (4,368,410)
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $   1,761,282   $  27,192,808   $    (361,961)  $      55,080   $  (3,358,098)
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                         Series B        Series G        Series T         Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

     Net investment income                            $   1,204,227   $  31,594,303   $  19,055,221   $      55,080   $   1,010,312

     Realized investment gains (losses)                    (356,294)     10,431,147       7,745,959                       1,662,149

     Change in unrealized appreciation (depreciation)
        on investments during the year                      913,349     (14,832,642)    (27,163,141)                     (6,030,559)
                                                      --------------  --------------  --------------  --------------  --------------

     Increase (decrease) in net assets resulting
        from operations                                   1,761,282      27,192,808        (361,961)         55,080      (3,358,098)

Decrease in net assets resulting from
     capital unit transactions                           (3,227,828)    (25,333,957)    (20,992,177)        (11,126)     (5,623,260)
                                                      --------------  --------------  --------------  --------------  --------------

          TOTAL INCREASE (DECREASE) IN NET ASSETS        (1,466,546)      1,858,851     (21,354,138)         43,954      (8,981,358)

                  NET ASSETS AT BEGINNING OF YEAR        25,158,089     359,964,264     126,050,349       1,108,373      23,390,806
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                       Series B        Series G         Series T         Series P        Series I
                                                   --------------   --------------   --------------   --------------  --------------
OPERATIONS

     Net investment income                         $   1,099,561    $  18,067,235    $  16,855,914    $      36,732   $   1,049,676

     Realized investment gains                           109,245       12,235,449        5,120,118                          710,854

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                                (2,136,059)      (7,094,433)          69,326                        4,098,232
                                                   --------------   --------------   --------------   --------------  --------------

       Increase (decrease) in net assets
         resulting from operations                      (927,253)      23,208,251       22,045,358           36,732       5,858,762

Increase (decrease) in net assets
  resulting from capital unit transactions             2,851,209       26,965,828         (910,355)         266,189         (67,784)
                                                   --------------   --------------   --------------   --------------  --------------

                  TOTAL INCREASE IN NET ASSETS         1,923,956       50,174,079       21,135,003          302,921       5,790,978

               NET ASSETS AT BEGINNING OF YEAR        23,234,133      309,790,185      104,915,346          805,452      17,599,828
                                                   --------------   --------------   --------------   --------------  --------------

                     NET ASSETS AT END OF YEAR     $  25,158,089    $ 359,964,264    $ 126,050,349    $   1,108,373   $  23,390,806
                                                   ==============   ==============   ==============   ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                               Carrying      Unrealized
                                                                                Value        Appreciation        Cost
Series                    Name of Issue                         Shares         (Note A)     (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

   B    Security First Trust Bond Series -- capital shares      6,243,169   $  23,716,229   $  (1,002,074)  $   24,718,303

   G    Security First Trust T. Rowe Price Growth and
           Income Series -- capital shares                     22,614,070   $ 362,197,796   $  10,892,904   $  351,304,892

   T    T. Rowe Price Growth Stock Fund, Inc. --
           capital shares                                       3,848,449   $ 104,677,824   $  (6,929,483)  $  111,607,307

   P    T. Rowe Price Prime Reserve Fund, Inc. --
           capital shares                                       1,153,090   $   1,153,090                   $    1,153,089

   I    T. Rowe Price International Stock Fund, Inc. --
           capital shares                                         991,371   $  14,394,711   $    (434,717)  $   14,829,428


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
    Fidelity Investments -- VIP Asset Manager
      Portfolio (13,178,750 shares at net asset
      value of $16.00 per share; cost $216,894,460)   $ 210,860,004

    Fidelity Investments -- VIP Growth Portfolio
      (9,734,290 shares at net asset value of $43.65
      per share; cost $382,673,244)                                   $ 424,901,768

    Fidelity Investments -- VIP Index 500 Portfolio
      (1,998,727 shares at net asset value of $149.53
      per share; cost $256,481,716)                                                   $ 298,869,596

    Fidelity Investments -- VIP Overseas Portfolio
      (1,063,784 shares at net asset value of $19.99
      per share; cost $20,998,198)                                                                    $  21,265,044

    Fidelity Investments -- VIP Money Market Portfolio
      (32,585,537 shares at net asset value of $1.00
      per share; cost $32,585,537)                                                                                    $  32,585,537

Receivable from Security First Life Insurance Company
      for purchases                                         222,307         589,932         583,762           4,160          82,899

Other assets                                                  7,517          11,885
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS       211,089,828     425,503,585     299,453,358      21,269,204      32,668,436
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

    Payable to Security First Life Insurance Company
      for mortality and expense risk                  $     219,552   $     436,634   $     308,922   $      21,797   $      33,548

    Payable to Security First Life Insurance Company
      for redemptions                                        18,045          51,430          36,157           1,349          29,076

    Payable to Mutual Funds                                 223,917         570,721         483,404           4,582           8,836

    Other liabilities                                                                        83,590                          46,238
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES           461,514       1,058,785         912,073          27,728         117,698
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

    Cost to Investors
      Series FA Accumulation Units                    $ 216,662,770
      Series FG Accumulation Units                                    $ 382,216,276
      Series FI Accumulation Units                                                    $ 256,153,405
      Series FO Accumulation Units                                                                    $  20,974,630
      Series FM Accumulation Units                                                                                    $  32,550,738

    Accumulated undistributed income
      Net unrealized appreciation (depreciation)         (6,034,456)     42,228,524      42,387,880         266,846
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

    Dividends                                         $  23,779,387   $  50,225,628   $   4,364,384   $   2,574,035   $   2,040,284

    Other investment income (expense)                        41,476          (4,034)         30,918           7,385           3,995
                                                      --------------  --------------  --------------  --------------  --------------

                                                         23,820,863      50,221,594       4,395,302       2,581,420       2,044,279

EXPENSES

    Charges for mortality and expense risk                2,849,585       5,951,183       3,965,907         309,291         436,085
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME        20,971,278      44,270,411         429,395       2,272,129       1,608,194

INVESTMENT GAINS (LOSSES)

    Realized investment gains                               646,940      11,104,573       7,694,153         570,832

    Change in unrealized depreciation on
      investments during the year                       (33,078,510)   (113,850,063)    (41,938,395)     (8,192,260)
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES       (32,431,570)   (102,745,490)    (34,244,242)     (7,621,428)
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $ (11,460,292) $  (58,475,079)  $ (33,814,847)  $  (5,349,299)  $   1,608,194
                                                      ============== ===============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

    Net investment income                             $  20,971,278   $  44,270,411   $     429,395   $   2,272,129   $   1,608,194

    Realized investment gains                               646,940      11,104,573       7,694,153         570,832

    Change in unrealized depreciation on investments
      during the year                                   (33,078,510)   (113,850,063)    (41,938,395)     (8,192,260)
                                                      --------------  --------------  --------------  --------------  --------------

    Increase (decrease) in net assets resulting from
      operations                                        (11,460,292)    (58,475,079)    (33,814,847)     (5,349,299)      1,608,194


Increase (decrease) in net assets resulting from
      capital unit transactions                          (1,371,126)     32,650,992      27,978,745         606,834      (7,775,965)
                                                      --------------  --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS       (12,831,418)    (25,824,087)     (5,836,102)     (4,742,465)     (6,167,771)

                  NET ASSETS AT BEGINNING OF YEAR       223,459,732     450,268,887     304,377,387      25,983,941      38,718,509
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                            Series FA      Series FG      Series FI      Series FO      Series FM
                                                          -------------  -------------  -------------  -------------  -------------
OPERATIONS

    Net investment income                                 $ 11,314,738   $ 28,590,613   $    249,807   $    470,778   $  1,174,715

    Realized investment gains                                1,839,949      6,545,755      4,894,662        291,342

    Change in unrealized appreciation on
      investments during the year                            6,030,115     77,794,347     38,917,297      6,748,247
                                                          -------------  -------------  -------------  -------------  -------------

      Increase in net assets resulting
        from operations                                     19,184,802    112,930,715     44,061,766      7,510,367      1,174,715

Increase in net assets resulting from capital
  unit transactions                                         20,710,643     55,264,672     69,176,105        663,884      8,554,036
                                                          -------------  -------------  -------------  -------------  -------------

                       TOTAL INCREASE IN NET ASSETS         39,895,445    168,195,387    113,237,871      8,174,251      9,728,751

                    NET ASSETS AT BEGINNING OF YEAR        183,564,287    282,073,500    191,139,516     17,809,690     28,989,758
                                                          -------------  -------------  -------------  -------------  -------------

                          NET ASSETS AT END OF YEAR       $223,459,732   $450,268,887   $304,377,387   $ 25,983,941   $ 38,718,509
                                                          =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                                Value        Appreciation        Cost
Series                Name of Issue                            Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  FA    Fidelity Investments - VIP Asset Manager Portfolio
          -- capital shares                                    13,178,750   $ 210,860,004   $  (6,034,456)  $ 216,894,460

  FG    Fidelity Investments - VIP Growth Portfolio
          -- capital shares                                     9,734,290   $ 424,901,768   $  42,228,524   $ 382,673,244

  FI    Fidelity Investments - VIP Index 500 Portfolio
          -- capital shares                                     1,998,727   $ 298,869,596   $  42,387,880   $ 256,481,716

  FO    Fidelity Investments - VIP Overseas Portfolio
          -- capital shares                                     1,063,784   $  21,265,044   $     266,846   $  20,998,198

  FM    Fidelity Investments - VIP Money Market Portfolio
          -- capital shares                                    32,585,537   $  32,585,537                   $  32,585,537

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

  Security First Trust - U. S. Government
     Income Series (6,432,346 shares at
     net asset value of $5.14 per share;
     cost $33,564,036)                     $  33,084,190

  Security First Trust - Equity Series
     (7,549,558 shares at net asset value
     of $6.57 per share; cost $53,797,012)                $  49,576,690

  Alger American Small Capitalization
     Portfolio (3,143,666 shares at net
     asset value of $23.49 per share; cost
     $110,073,626)                                                       $  73,844,628

  Scudder International Portfolio
     (1,485,587 shares at net asset value
     of $14.26 per share; cost $23,233,084)                                             $  21,184,452

  Fidelity Investments - VIP Contrafund
     Portfolio (9,887,133 shares at net
     asset value of $23.74 per share; cost
     $211,610,157)                                                                                     $ 234,720,527

  Fidelity Investments - VIP Equity Income
     Portfolio (1,494,526 shares at net
     asset value of $25.52 per share; cost
     $34,855,907)                                                                                                     $  38,140,314


Receivable from Security First Life Insurance
     Company for purchases                         1,052          3,198        119,808         58,017        392,653          1,397

Other assets                                       2,400                        91,087                         8,585          2,707
                                           -------------- -------------- -------------- -------------- -------------- --------------

                            TOTAL ASSETS      33,087,642     49,579,888     74,055,523     21,242,469    235,121,765     38,144,418
                                           -------------- -------------- -------------- -------------- -------------- --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

     Payable to Security First Life
         Insurance Company for mortality
         and expense risk                  $      32,902  $      48,889  $      77,727  $      22,193  $     247,273  $      41,510

     Payable to Security First Life
         Insurance Company for redemptions         1,880          2,629          9,834          2,583         44,723          2,660

     Payable to Mutual Funds                       3,168            423        221,614         55,065        379,641          3,930

                                           -------------- -------------- -------------- -------------- -------------- --------------

                       TOTAL LIABILITIES          37,950         51,941        309,175         79,841        671,637         48,100
                                           -------------- -------------- -------------- -------------- -------------- --------------

                              NET ASSETS   $  33,049,692  $  49,527,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:

     Cost to Investors
         Series SU Accumulation Units      $  33,529,538
         Series SV Accumulation Units                     $   53,748,269
         Series AS Accumulation Units                                     $109,975,346
         Series SI Accumulation Units                                                    $ 23,211,260
         Series FC Accumulation Units                                                                  $ 211,339,758
         Series FE Accumulation Units                                                                                 $  34,811,911

     Accumulated undistributed income (loss)
         Net unrealized appreciation
           (depreciation)                       (479,846)    (4,220,322)   (36,228,998)    (2,048,632)    23,110,370      3,284,407
                                           -------------- -------------- -------------- -------------- -------------- --------------

   NET ASSETS APPLICABLE TO OUTSTANDING
                       UNITS OF CAPITAL    $  33,049,692  $  49,527,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME

     Dividends                             $   1,886,348  $   7,998,700  $  32,634,579  $   2,215,819  $  28,569,105  $   2,899,282

     Other investment income (expense)               217           (692)        12,716           (181)        27,817         15,354
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                               1,886,565      7,998,008     32,647,295      2,215,638     28,596,922      2,914,636

EXPENSES

     Charges for mortality and expense
       risk                                      406,578        709,890      1,212,709        283,777      3,130,744        505,172
                                           -------------- -------------- -------------- -------------- -------------- --------------

                  NET INVESTMENT INCOME        1,479,987      7,288,118     31,434,586      1,931,861     25,466,178      2,409,464

INVESTMENT GAINS (LOSSES)

     Realized investments gains (losses)        (165,056)     1,369,430       (260,395)       205,604      1,058,354        240,032

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                         2,281,008    (18,347,337)   (59,389,799)    (7,488,180)   (45,710,934)      (152,990)
                                           -------------- -------------- -------------- -------------- -------------- --------------

          NET INVESTMENT GAINS (LOSSES)        2,115,952    (16,977,907)   (59,650,194)    (7,282,576)   (44,652,580)        87,042
                                           -------------- -------------- -------------- -------------- -------------- --------------

      INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS    $   3,595,939  $  (9,689,789) $ (28,215,608) $  (5,350,715) $ (19,186,402) $   2,496,506
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

     Net investment income                 $   1,479,987  $   7,288,118  $  31,434,586  $   1,931,861  $  25,466,178  $   2,409,464

     Realized investment gains (losses)         (165,056)     1,369,430       (260,395)       205,604      1,058,354        240,032

     Change in unrealized appreciation
         (depreciation) on investments
         during the year                       2,281,008    (18,347,337)   (59,389,799)    (7,488,180)   (45,710,934)      (152,990)
                                           -------------- -------------- -------------- -------------- -------------- --------------

     Increase (decrease) in net assets
         resulting from operations             3,595,939     (9,689,789)   (28,215,608)    (5,350,715)   (19,186,402)     2,496,506

     Increase (decrease) in net assets
         resulting from capital unit
         transactions                         (2,737,852)    (4,161,595)    14,694,547      7,422,432     33,986,759       (912,631)
                                           -------------- -------------- -------------- -------------- -------------- --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS          858,087    (13,851,384)   (13,521,061)     2,071,717     14,800,357      1,583,875

        NET ASSETS AT BEGINNING OF YEAR       32,191,605     63,079,331     87,267,409     19,090,911    219,649,771     36,512,443
                                           -------------- -------------- -------------- -------------- -------------- --------------

              NET ASSETS AT END OF YEAR    $  33,049,692  $  49,227,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                              Series SU      Series SV      Series AS      Series SI      Series FC      Series FE
                                            -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS

     Net investment income                  $  1,423,038   $  1,343,358   $  6,601,016   $    912,181   $  3,550,255   $    983,163

     Realized investment gains                    54,787      2,002,168        454,345        142,518        916,728        456,712

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                        (2,770,882)     7,136,550     18,105,055      4,956,713     33,147,421        (25,221)
                                            -------------  -------------  -------------  -------------  -------------  -------------

       Increase (decrease) in net assets
         resulting from operations            (1,293,057)    10,482,076     25,160,416      6,011,412     37,614,404      1,414,654

Increase (decrease) in net assets
  resulting from capital unit
  transactions                                 (635,379)    (4,085,736)     5,738,963      3,642,268     43,076,409      5,391,237
                                            -------------  -------------  -------------  -------------  -------------  -------------

              TOTAL INCREASE (DECREASE)
                          IN NET ASSETS       (1,928,436)     6,396,340     30,899,379      9,653,680     80,690,813      6,805,891

       NET ASSETS AT BEGINNING OF YEAR        34,120,041     56,682,991     56,368,030      9,437,231    138,958,958     29,706,552
                                            -------------  -------------  -------------  -------------  -------------  -------------

             NET ASSETS AT END OF YEAR      $ 32,191,605   $ 63,079,331   $ 87,267,409   $ 19,090,911   $219,649,771   $ 36,512,443
                                            =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  SU    Security First Trust U.S.Government Series --
             capital shares                                    6,432,346    $  33,084,190   $    (479,846)  $  33,564,036

  SV    Security First Trust Equity Series --
             capital shares                                    7,549,558    $  49,576,690   $  (4,220,322)  $  53,797,012

  AS    Alger American Small Capitalization Portfolio --
             capital shares                                    3,143,666    $  73,844,628   $ (36,228,998)  $ 110,073,626

  SI    Scudder International Portfolio --
             capital shares                                    1,485,587    $  21,184,452   $  (2,048,632)  $  23,233,084

  FC    Fidelity Investments - VIP Contrafund Portfolio --
             capital shares                                    9,887,133    $ 234,720,527   $  23,110,370   $ 211,610,157

  FE    Fidelity Investments - VIP Equity Income Portfolio
             -- capital shares                                 1,494,526    $  38,140,314   $   3,284,407   $  34,855,907

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

     Neuberger & Berman Genesis Trust
         (73,741 shares at net asset value
         of $26.75 per share; cost
         $1,646,084)                       $   1,972,570

     Neuberger & Berman Partners Trust
         (90,663 shares at net asset value
         of $16.90 per share; cost
         $1,653,989)                                      $   1,532,199

     Janus Aspen Worldwide Growth Portfolio
         (306,633 shares at net asset value
         of $36.98 per share; cost
         $12,963,182)                                                    $  11,339,276

     MFS Growth With Income Series
         (6,229 shares at net asset value
         of $21.01 per shares; cost
         $130,702)                                                                      $     130,870

     MFS New Research Series (20,745 shares
         at net asset value of $20.80 per
         share; cost $477,830)                                                                         $     431,499

     MFS Discovery Series (29,617 shares
         at net asset value of $16.61 per
         share; cost $533,062)                                                                                        $     491,933

Receivable from Security First Life
     Insurance Company for purchases              11,824         10,492         71,116                           235            122
                                           -------------- -------------- -------------- -------------- -------------- --------------

                           TOTAL ASSETS        1,984,394      1,542,691     11,410,392        130,870        431,734        492,055
                                           -------------- -------------- -------------- -------------- -------------- --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

     Payable to Security First Life
         Insurance Company for mortality
         and expense risk                  $       1,298  $       1,040  $       8,140  $         143  $         465  $         515

     Payable to Security First Life
         Insurance Company                                                                         32             10

     Payable to Mutual Funds                                                    69,645                           345
                                           -------------- -------------- -------------- -------------- -------------- --------------

                      TOTAL LIABILITIES            1,298          1,040         77,785            175            820            515
                                           -------------- -------------- -------------- -------------- -------------- --------------

                             NET ASSETS    $  1,983,096   $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:

     Cost to Investors
         Series NG Accumulation Units      $   1,656,610
         Series NP Accumulation Units                     $   1,663,441
         Series JW Accumulation Units                                    $  12,956,513
         Series MFSG Accumulation Units                                                 $     130,527
         Series MFSR Accumulation Units                                                                $     477,245
         Series MFSD Accumulation Units                                                                               $     532,669

     Accumulated undistributed income (loss)
         Net unrealized appreciation
           (depreciation)                        326,486       (121,790)    (1,623,906)           168        (46,331)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------

   NET ASSETS APPLICABLE TO OUTSTANDING
                       UNITS OF CAPITAL    $  1,983,096   $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD*
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME

     Dividends                             $      72,729   $     93,911  $   1,062,264  $         685  $       4,341  $       3,222

     Other investment income (expense)             1,661          1,019          4,016           (165)            (3)           595
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                                  74,390         94,930      1,066,280            520          4,338          3,817

EXPENSES

     Charges for mortality and expense
       risk                                       12,254         13,715        104,528          1,113          2,594          3,983
                                           -------------- -------------- -------------- -------------- -------------- --------------

           NET INVESTMENT INCOME (LOSS)           62,136         81,215        961,752           (593)         1,744           (166)



INVESMENT GAINS  (LOSSES)

     Realized investment gains (losses)            5,984        (31,545)       104,451          1,002         (1,578)        (4,653)

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                           330,001        (62,514)    (3,468,611)          (254)       (46,905)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------

          NET INVESTMENT GAINS (LOSSES)          335,985        (94,059)    (3,364,160)           748        (48,483)       (45,782)
                                           -------------- -------------- -------------- -------------- -------------- --------------

      INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS    $     398,121  $     (12,844) $  (2,402,408) $         155  $     (46,739) $     (45,948)
                                           ============== ============== ============== ============== ============== ==============

* Series MFSD commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD*
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

     Net investment income (loss)          $      62,136  $      81,215  $     961,752  $        (593) $       1,744  $        (166)

     Realized investment gains (losses)            5,984        (31,545)       104,451          1,002         (1,578)        (4,653)

     Change in unrealized appreciation
        (depreciation) on investments
        during the period                        330,001        (62,514)    (3,468,611)          (254)       (46,905)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------


     Increase (decrease) in net assets
          resulting from operations              398,121        (12,844)    (2,402,408)           155        (46,739)       (45,948)

Increase (decrease) in net assets resulting
     from capital units transactions             470,312       (180,958)     8,316,465        120,088        462,730        537,488
                                           -------------- -------------- -------------- -------------- -------------- --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS          868,433       (193,802)     5,914,057        120,243        415,991        491,540

      NET ASSETS AT BEGINNING OF PERIOD        1,114,663      1,735,453      5,418,550         10,452         14,923
                                           -------------- -------------- -------------- -------------- -------------- --------------

            NET ASSETS AT END OF PERIOD    $   1,983,096  $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============

* Series MFSD commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                          Series NG       Series NP       Series JW     Series MFSG*    Series MFSR*
                                                        ------------    ------------    ------------    ------------    ------------
OPERATIONS

      Net investment income (loss)                      $    (4,084)    $   112,061     $   (24,901)    $       (11)    $        43

      Realized investment gains (losses)                    (43,186)          6,155          68,675                             253

      Change in unrealized appreciation
        (depreciation) on investments
        during the period                                    71,114         (18,909)      1,768,384             422             575
                                                        ------------    ------------    ------------    ------------    ------------

        Increase in net assets resulting
          from operations                                    23,844          99,307       1,812,158             411             871

Increase (decrease) in net assets resulting
  from capital unit transactions                            (44,802)        200,852       1,939,234          10,041          14,052
                                                        -----------     -----------     -----------     -----------     -----------

                   TOTAL INCREASE (DECREASE)
                     IN NET ASSETS                          (20,958)        300,159       3,751,392          10,452          14,923

          NET ASSETS AT BEGINNING OF PERIOD               1,135,621       1,435,294       1,667,158
                                                        -----------     -----------     -----------     -----------     -----------

                NET ASSETS AT END OF PERIOD             $ 1,114,663     $ 1,735,453     $ 5,418,550     $    10,452     $    14,923
                                                        ===========     ===========     ===========     ===========     ===========

*Series MFSG and MFSR commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 NG     Neuberger & Berman Genesis Trust -- capital shares     73,741       $   1,972,570   $     326,486   $   1,646,084

 NP     Neuberger & Berman Partners Trust -- capital shares   90,663       $   1,532,199   $    (121,790)  $   1,653,989

 JW     Janus Aspen Worldwide Growth Portfolio --
                capital shares                                306,633       $  11,339,276   $  (1,623,906)  $  12,963,182

MFSG    MFS Growth With Income Series -- capital shares         6,229       $     130,870   $         168   $     130,702

MFSR    MFS Research Series -- capital shares                  20,745       $     431,499   $     (46,331)  $     477,830

MFSD    MFS New Discovery Series -- capital shares             29,617       $     491,933   $     (41,129)  $     533,062


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments

       AIM VI Capital Appreciation Fund
           (29,217 shares at net asset value of
           $30.84 per share; cost $1,099,942)         $     901,043

       AIM VI Balanced Fund
           (97,815 shares at net asset value of
           $12.47 per share; cost $1,277,517)                         $   1,219,754

       AIM VI Value Fund
           (72,540 shares at net asset value of
           $27.31 per share; cost $2,346,490)                                         $   1,981,061

       AIM VI International Equity Fund
           (40,986 shares at net asset value of
           $20.12 per share; cost $1,035,600)                                                         $     824,642

Receivable from Security First Life Insurance
       company for purchases                                                     60                              47

                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           901,043       1,219,814       1,981,061         824,689
                                                      --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
LIABILITIES

       Payable to Security First Life Insurance
          Company for mortality and expense risk      $         995   $       1,323   $       2,159   $         893

       Payable to Security First Life Insurance
          Company                                                50               7             206              21
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES             1,045           1,330           2,365             914
                                                      --------------  --------------  --------------  --------------

                                       NET ASSETS     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
       Cost to Investors
           Series AC Accumulation Units               $   1,098,897
           Series AB Accumulation Units                               $   1,276,247
           Series AV Accumulation Units                                               $   2,344,125
           Series AI Accumulation Units                                                               $   1,034,733

       Accumulated undistributed loss
           Net unrealized depreciation                     (198,899)        (57,763)       (365,429)       (210,958)
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

       Dividends                                      $      25,292   $       2,241   $      89,883   $      55,125

       Other investment income                                4,547             379           3,798           2,267
                                                      --------------  --------------  --------------  --------------

                                                             29,839           2,620          93,681          57,392

EXPENSES

       Charges for mortality and expense risk                 6,916           8,903          16,508           6,359
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            22,923          (6,283)         77,173          51,033


INVESMENT GAINS  (LOSSES)

       Realized investment gains (losses)                       605           2,977         (12,117)        (17,984)

       Change in unrealized depreciation on
          investments during the year                      (201,205)        (67,022)       (374,013)       (213,779)
                                                      --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES          (200,600)        (64,045)       (386,130)       (231,763)
                                                      --------------  --------------  --------------  --------------

                 DECREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (177,677)  $     (70,328)  $    (308,957)  $    (180,730)
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
OPERATIONS

       Net investment income (loss)                   $      22,923   $      (6,283)  $      77,173   $      51,033

       Realized investment gains (losses)                       605           2,977         (12,117)        (17,984)

       Change in unrealized depreciation of
          investments during the year                      (201,205)        (67,022)       (374,013)       (213,779)
                                                      --------------  --------------  --------------  --------------

       Decrease in net assets resulting from
          operations                                       (177,677)        (70,328)       (308,957)       (180,730)

Increase in net assets resulting from
       capital units transactions                         1,054,942       1,175,770       2,063,523         969,452
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS           877,265       1,105,442       1,754,566         788,722

                  NET ASSETS AT BEGINNING OF YEAR            22,733         113,042         224,130          35,053
                                                      --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series AC*      Series AB*      Series AV*      Series AI*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

       Net investment income                          $         540   $       1,804   $       3,536   $       1,412

       Realized investment gains (losses)                                      (153)          4,557           1,530

       Change in unrealized appreciation on
         investments during the period                        2,307           9,259           8,584           2,822
                                                      --------------  --------------  --------------  --------------

         Increase in net assets resulting
           from operations                                    2,847          10,910          16,677           5,764

Increase in net assets resulting from capital
  unit transactions                                          19,886         102,132         207,453          29,289
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS            22,733         113,042         224,130          35,053

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $      22,733   $     113,042   $     224,130   $      35,053
                                                      ==============  ==============  ==============  ==============

*Series AC, AB, AV and AI commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

December 31, 2000

                                                                              Carrying
                                                                               Value          Unrealized         Cost
Series                   Name of Issue                         Shares         (Note A)       Depreciation      (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 AC     AIM VI Capital Appreciation Fund -- capital shares     29,217       $     901,043   $    (198,899)  $   1,099,942

 AB     AIM VI Balanced Fund -- capital shares                 97,815       $   1,219,754   $     (57,763)  $   1,277,517

 AV     AIM VI Value Fund -- capital shares                    72,540       $   1,981,061   $    (365,429)  $   2,346,490

 AI     AIM VI International Equity Fund -- capital shares     40,986       $     824,642   $    (210,958)  $   1,035,600

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments
      Federated Equity Income Fund II
        (29,638 shares at net asset value of
        $14.32 per share; cost $476,825)              $     424,415

      Federated High Income Bond Fund II
        (36,929 shares at net asset value of
        $8.46 per share; cost $343,009)                               $     312,419

      Federated American Leaders Fund II
        (43,813 shares at net asset value of
        $20.52 per share; cost $874,117)                                              $     899,049

      Federated Growth Strategies Fund II
        (13,370 shares at net asset value of
        $23.15 per share; cost $400,692)                                                              $     309,518


Receivable from Security First Life Insurance
     Company for purchases                                                                   20,845
                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           424,415         312,419         919,894         309,518
                                                      --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $         466   $         342   $         940   $         343

      Payable to Security First Life Insurance
          Company                                               122                              25              59

      Payable to Mutual fund                                                                 20,400
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               588             342          21,365             402
                                                      --------------  --------------  --------------  --------------

                                       NET ASSETS     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
        Series FDE Accumulation Units                 $     476,237
        Series FDH Accumulation Units                                 $     342,667
        Series FDA Accumulation Units                                                 $     873,597
        Series FDG Accumulation Units                                                                 $     400,290


      Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)          (52,410)        (30,590)         24,932         (91,174)
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $         821   $      11,366   $       8,842   $      24,805

      Other investment income (loss)                             14              91              45          (2,257)
                                                      --------------  --------------  --------------  --------------

                                                                835          11,457           8,887          22,548

EXPENSES

      Charges for mortality and expense risk                  2,857           2,908           5,918           4,675
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (2,022)          8,549           2,969          17,873


INVESMENT GAINS (LOSSES)

      Realized investment gains (losses)                        672          (2,256)            360          10,782

      Change in unrealized appreciation (depreciation)
          on investments during the year                    (54,964)        (30,891)         22,864        (125,287)
                                                      --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)           (54,292)        (33,147)         23,224        (114,505)
                                                      --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $     (56,314)  $     (24,598)  $      26,193   $     (96,632)
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $      (2,022)  $       8,549   $       2,969   $      17,873

      Realized investment gains (losses)                        672          (2,256)            360          10,782

      Change in unrealized appreciation
          (depreciation) on investments
          during the year                                   (54,964)        (30,891)         22,864        (125,287)
                                                      --------------  --------------  --------------  --------------

      Increase (decrease) in net assets
          resulting from operations                         (56,314)        (24,598)         26,193         (96,632)

Increase in net assets resulting from capital
     unit transactions                                      446,276         261,247         811,151         241,774
                                                      --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS           389,962         236,649         837,344         145,142

                  NET ASSETS AT BEGINNING OF YEAR            33,865          75,428          61,185         163,974
                                                      --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series FDE*     Series FDH*     Series FDA*     Series FDG*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $         (49)  $         110   $        (113)  $         (29)

      Realized investment gains                                                 215

      Change in unrealized appreciation
        on investments during the period                      2,553             301           2,068          34,114
                                                      --------------  --------------  --------------  --------------

        Increase in net assets resulting
          from operations                                     2,504             626           1,955          34,085

Increase in net assets resulting from capital
  unit transactions                                          31,361          74,802          59,230         129,889
                                                      --------------  --------------  --------------  --------------

                      TOTAL INCREASE IN NET ASSETS           33,865          75,428          61,185         163,974

                 NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------

                       NET ASSETS AT END OF PERIOD    $      33,865   $      75,428   $      61,185   $     163,974
                                                      ==============  ==============  ==============  ==============

*Series FDE, FDH, FDA and FDG commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 FDE    Federated Equity Income Fund II -- capital shares      29,638       $     424,415   $     (52,410)  $     476,825

 FDH    Federated High Income Bond Fund II -- capital shares   36,929       $     312,419   $     (30,590)  $     343,009

 FDA    Federated American Leaders Fund II -- capital shares   43,813       $     899,049   $      24,932   $     874,117

 FDG    Federated Growth Strategies Fund II -- capital shares  13,370       $     309,518   $     (91,174)  $     400,692

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
      Oppenheimer Bond Fund (28,192 shares at net
          asset value of $11.25 per share; cost
          $309,293)                                   $     317,161

      Oppenheimer Main Street Growth & Income Fund
          (92,733 shares at net asset value of
          $21.26 per share; cost $2,162,123)                          $   1,971,509

      Oppenheimer Money Fund (897,589 shares at net
          asset value of $1.00 per share; cost
          $897,589)                                                                   $    897,589

      Oppenheimer Strategic Bond Fund (40,259 shares
          at net asset value of $4.69 per share;
          cost $188,638)                                                                              $     188,816

      Oppenheimer Small Capital Growth Fund (11,066
          shares at net asset value of $11.09 per
          share; cost $136,294)                                                                                       $     122,732

Dividends receivable                                                                            772

Receivable from Security First Life Insurance
     Company for purchases                                                   27,749             199               3              42
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           317,161       1,999,258         898,560         188,819         122,774
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $         347   $       2,114   $         974   $          197  $         133

      Payable to Security First Life Insurance
          Company for redemptions                                 6              44             474                8

      Payable to Mutual Funds                                                27,200
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               353          29,358           1,448              205            133
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
          Series OB Accumulation Units                $     308,940
          Series OG Accumulation Units                                $   2,160,514
          Series OM Accumulation Units                                                $     897,112
          Series OS Accumulation Units                                                                $     188,436
          Series OSM Accumulation Units                                                                               $     136,203

      Accumulated undistributed income (loss)
          Net unrealized appreciation (depreciation)          7,868        (190,614)                            178         (13,562)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $       2,513   $      23,921   $      56,613   $       1,844   $       3,055

      Other investment income (expense)                        (322)          1,852           2,239             (33)           (418)
                                                      --------------  --------------  --------------  --------------  --------------

                                                              2,191          25,773          58,852           1,811           2,637

EXPENSES

      Charges for mortality and expense risk                  1,830          15,226          13,740           1,039           1,379
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME               361          10,547          45,112             772           1,258



INVESMENT GAINS (LOSSES)

      Realized investment losses                               (672)           (622)                           (819)         (7,243)

      Change in unrealized appreciation
          (depreciation) on investments during
          the year                                            7,876        (198,880)                            150         (21,812)
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)             7,204        (199,502)                           (669)        (29,055)
                                                      --------------  --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $       7,565   $    (188,955)  $      45,112   $         103   $     (27,797)
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income                           $         361   $      10,547   $      45,112   $         772   $       1,258

      Realized investment losses                               (672)           (622)                           (819)         (7,243)

      Change in unrealized appreciation
          (depreciation) on investments during
          the year                                            7,876        (198,880)                            150         (21,812)
                                                      --------------  --------------  --------------  --------------  --------------

      Increase (decrease) in net assets resulting
          from operations                                     7,565        (188,955)         45,112             103         (27,797)

Increase in net assets resulting from capital unit
      transactions                                          301,247       2,012,482         483,908         175,773         101,350
                                                      --------------  --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS           308,812       1,823,527         529,020         175,876          73,553

                  NET ASSETS AT BEGINNING OF YEAR             7,996         146,373         368,092          12,738          49,088
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                           Series OB*      Series OG*      Series OM*     Series OS*     Series OSM*
                                                           ----------      ----------      ----------     ----------     ----------
OPERATIONS

      Net investment income (loss)                         $      (5)      $    (115)      $   4,098      $      48      $   2,521

      Realized investment gains (losses)                         (13)            317                             57          1,183

      Change in unrealized appreciation
        (depreciation) on investments
        during the period                                         (8)          8,267                             28          8,250
                                                           ----------      ----------      ----------     ----------     ----------

        Increase (decrease) in net assets
          resulting from  operations                             (26)          8,469           4,098            133         11,954

Increase in net assets resulting from capital
  unit transactions                                            8,022         137,904         363,994         12,605         37,134
                                                           ----------      ----------      ----------     ----------     ----------

                   TOTAL INCREASE IN NET ASSETS                7,996         146,373         368,092         12,738         49,088

              NET ASSETS AT BEGINNING OF PERIOD
                                                           ----------      ----------      ----------     ----------     ----------

                    NET ASSETS AT END OF PERIOD            $   7,996       $ 146,373       $ 368,092      $  12,738      $  49,088
                                                           ==========      ==========      ==========     ==========     ==========

*Series OB, OG, OM, OS and OSM commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 OB     Oppenheimer Bond Fund -- capital shares                    28,192   $     317,161   $       7,868   $     309,293

 OG     Oppenheimer Main Street Growth & Income Fund --
               capital shares                                      92,733   $   1,971,509   $    (190,614)  $   2,162,123

 OM     Oppenheimer Money Fund -- capital shares                  897,589   $     897,589                   $     897,589

 OS     Oppenheimer Strategic Bond Fund -- capital shares          40,259   $     188,816   $         178   $     188,638

 OSM    Oppenheimer Small Capital Growth Fund -- capital shares    11,066   $     122,732   $     (13,562)  $     136,294

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
ASSETS

Investments
     Van Kampen Emerging Growth Portfolio
       (21,295 shares at net asset value of
       $41.44 per share; cost $1,090,776)             $     882,458

     Van Kampen Enterprise Portfolio
       (9,833 shares at net asset value of
       $20.28 per share; cost $245,717)                               $     199,421

     Van Kampen Strategic Stock Fund
       (10,007 shares at net asset value of
       $11.96 per share; cost $105,275)                                               $     119,679

Receivable from Security First Life Insurance
     Company for purchases                                      145          20,711
                                                      --------------  --------------  --------------

                                     TOTAL ASSETS           882,603         220,132         119,679
                                                      --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
LIABILITIES

     Payable to Security First Life Insurance
          Company for mortality and expense risk      $         983   $         199   $         135

     Payable to Security First Life Insurance
          Company for redemptions                                30               3               3

     Payable to Mutual Funds                                                 20,400
                                                      --------------  --------------  --------------

                                TOTAL LIABILITIES             1,013          20,602             138
                                                      --------------  --------------  --------------

                                       NET ASSETS     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============
NET ASSETS CONSIST OF:

     Cost to Investors
        Series VKEM Accumulation Units                $   1,089,908
        Series VKER Accumulation Units                                $     245,826
        Series VKS Accumulation Units                                                 $     105,137


     Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)         (208,318)        (46,296)         14,404
                                                      --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
INVESTMENT INCOME

     Dividends                                        $         345   $       5,927   $         748

     Other investment income (expense)                        2,901           1,378            (390)
                                                      --------------  --------------  --------------

                                                              3,246           7,305             358

EXPENSES

     Charges for mortality and expense risk                   7,327           1,839             865
                                                      --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (4,081)          5,466            (507)


INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses)                      (5,909)         (1,455)          2,027

     Change in unrealized appreciation (depreciation)
          on investments during the year                   (209,548)        (46,296)         14,426
                                                      --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)          (215,457)        (47,751)         16,453
                                                      --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (219,538)  $     (42,285)  $      15,946
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
OPERATIONS

     Net investment income (loss)                     $      (4,081)  $       5,466   $        (507)

     Realized investment gains (losses)                      (5,909)         (1,455)          2,027

     Change in unrealized appreciation (depreciation)
          on investments during the year                   (209,548)        (46,296)         14,426
                                                      --------------  --------------  --------------

       Increase (decrease) in net assets resulting
         from operations                                   (219,538)        (42,285)         15,946

     Increase in net assets resulting from capital
          unit transactions                               1,086,466         239,780         100,613
                                                      --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS           866,928         197,495         116,559

                  NET ASSETS AT BEGINNING OF YEAR            14,662           2,035           2,982
                                                      --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
OPERATIONS

     Net investment income (loss)                     $         125   $          11   $          (4)

     Realized investment gains                                                   20

     Change in unrealized appreciation
       (depreciation) on investments
       during the period                                      1,230                             (23)
                                                      --------------  --------------  --------------

       Increase (decrease) in net assets
         resulting from operations                            1,355              31             (27)

Increase in net assets resulting from capital
  unit transactions                                          13,307           2,004           3,009
                                                      --------------  --------------  --------------

                  TOTAL INCREASE IN NET ASSETS               14,662           2,035           2,982

             NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------

                   NET ASSETS AT END OF PERIOD        $      14,662   $       2,035   $       2,982
                                                      ==============  ==============  ==============

*Series VKEM, VKER, and VKS commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

VKEM    Van Kampen Emerging Growth Portfolio --
          capital shares                                       21,295       $     882,458   $    (208,318)  $   1,090,776

VKER    Van Kampen Enterprise Portfolio --
          capital shares                                        9,833       $     199,421   $     (46,296)  $     245,717

VKS     Van Kampen Strategic Stock Fund -- capital shares      10,007       $     119,679   $      14,404   $     105,275

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series JM       Series RI       Series LS       Series PL       Series PI
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
     Metropolitan Series Fund - Janus Midcap Fund
          (46,602 shares at net asset value of
          $23.39 per share; cost $1,516,229)          $   1,090,012

     Metropolitan Series Fund - Russell 2000 Index
          Fund (17,818 shares at net asset value
          of $10.37 per share; cost $218,939)                         $     184,769

     Metropolitan Series Fund - Loomis Sayles High
          Yield Fund (3,559 shares at net asset
          value of $9.00 per share; cost $33,316)                                     $      32,034

     Metropolitan Series Fund - Putnam Large Cap
          Fund (41,872 shares at net asset value
          of $7.30 per share; cost $408,719)                                                          $     305,666

     Metropolitan Series Fund - Putnam International
          Stock Fund (17,201 shares at net asset
          value of $12.39 per share; cost $222,632)                                                                   $     213,123

Receivable from Security First Life Insurance
     Company for purchases                                    1,289                               7             952              60

Other assets                                                  2,823
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS         1,094,124         184,769          32,041         306,618         213,183
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series JM       Series RI       Series LS       Series PL       Series PI
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $       3,767   $         583   $         107   $       1,062   $         645

      Payable to Security First Life Insurance
          Company for redemptions                                86             373                              54              93

      Payable to Mutual Funds                                 2,823
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES             6,676             956             107           1,116             738
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
         Series JM Accumulation Units                 $   1,513,665
         Series RI Accumulation Units                                 $     217,983
         Series LS Accumulation Units                                                 $      33,216
         Series PL Accumulation Units                                                                 $     408,555
         Series PI Accumulation Units                                                                                 $     221,954

      Accumulated undistributed loss
         Net unrealized depreciation                       (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000

                                                        Series JM*      Series RI*      Series LS*      Series PL*      Series PI*
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $      55,280   $      26,150   $           4                   $         626

      Other investment income (expense)                      (1,754)            (83)              6   $       1,037             (17)
                                                      --------------  --------------  --------------  --------------  --------------

                                                             53,526          26,067              10           1,037             609

EXPENSES

      Charges for mortality and expense risk                  5,703             769             108           1,431             881
                                                      --------------  --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            47,823          25,298             (98)           (394)           (272)


INVESMENT GAINS (LOSSES)

      Realized investment gains (losses)                    (12,302)         (2,000)             (7)          8,217            (304)

      Change in unrealized depreciation on
         investments during the period                     (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES          (438,519)        (36,170)         (1,289)        (94,836)         (9,813)
                                                      --------------  --------------  --------------  --------------  --------------

                 DECREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (390,696)  $     (10,872)  $      (1,387)  $     (95,230)  $     (10,085)
                                                      ==============  ==============  ==============  ==============  ==============

*Series JM, RI, LS, PL and PI commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000

                                                        Series JM*      Series RI*      Series LS*      Series PL*      Series PI*
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $      47,823   $      25,298   $         (98)  $        (394)  $        (272)

      Realized investment gains (losses)                    (12,302)         (2,000)             (7)          8,217            (304)

      Change in unrealized depreciation on
         investments during the period                     (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

        Decrease in net assets resulting from
           operations                                      (390,696)        (10,872)         (1,387)        (95,230)        (10,085)

Increase in net assets resulting from capital unit
      transactions                                        1,478,144         194,685          33,321         400,732         222,530
                                                      --------------  --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS         1,087,448         183,813          31,934         305,502         212,445

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============

*Series JM, RI, LS, PL and PI commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying
                                                                               Value          Unrealized         Cost
Series                   Name of Issue                        Shares         (Note A)       Depreciation      (Note B)
------  --------------------------------------------------  ----------      --------------  --------------  --------------

 JM        Metropolitan Series Fund -
           Janus Midcap Fund -- capital shares                 46,602       $   1,090,012   $    (426,217)  $   1,516,229

 RI        Metropolitan Series Fund -
           Russell 2000 Index Fund- capital shares             17,818       $     184,769   $     (34,170)  $     218,939

 LS        Metropolitan Series Fund -
           Loomis Sayles High Yield Fund -- capital shares      3,559       $      32,034   $      (1,282)  $      33,316

 PL        Metropolitan Series Fund -
           Putnam Large Cap Fund -- capital shares             41,872       $     305,666   $    (103,053)  $     408,719

 PI        Metropolitan Series Fund -
           Putnam International Stock Fund -- capital shares   17,201       $     213,123   $      (9,509)  $     222,632

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1 - BASIS OF PRESENTATION

Security First Life Separate Account A (the "Separate Account") was established on May 29, 1980 as a separate account of Security First Life Insurance Company ("Security Life"), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the "Contracts") issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the "Trust"), a Massachusetts business trust, and thirty-nine mutual funds (the "Investment Companies"). The series of the Trust are Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series, and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Portfolio, Fidelity Investments: VIP Asset Manager Portfolio, VIP Growth Portfolio, VIP Index 500 Portfolio, VIP Overseas Portfolio, VIP Contrafund Portfolio, VIP Equity Income Portfolio, VIP Money Market Portfolio; Neuberger & Berman Partners Trust, Neuberger & Berman Genesis Trust, Janus Aspen Worldwide Growth Portfolio; Federated: Equity Income Fund II, American Leaders Fund II, High Income Bond Fund II, Growth Strategies Fund II;
AIM: VI Balanced Fund, VI Capital Appreciation Fund, VI Value Fund, VI International Equity Fund; Oppenheimer: Bond Fund, Strategic Bond Fund, Main Street Growth & Income Fund, Money Fund, Small Capital Growth Fund; MFS: New Research Series, New Discovery Series, Growth With Income Series; Van Kampen:
Emerging Growth Portfolio, Enterprise Portfolio, Strategic Stock Fund; and Metropolitan Series Fund: Janus Midcap Fund, Russell 2000 Index Fund, Loomis Sayles High Yield Fund, Putnam Large Cap Fund, Putnam International Stock Fund. The Trust and the Investment Companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into forty-three series of Accumulation Units, Series B, G, SV, SU, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE, FM, NP, NG, JW, FDE, FDA, FDH, FDG, AB, AC, AV, AI, OB, OS, OG, OM, OSM, MFSR, MFSD, MFSG, VKEM, VKER, VKS, JM, RI, LS, PL, and PI relating to investments in each of the Investment Companies, respectively.

All series of the Trust receive administrative services for a fee from Met Investors Advisory Corp. MetLife Distributors, Inc. is the principal underwriter for the Contracts. Security Life, Met Investors Advisory Corp., and MetLife Distributors, Inc. are wholly owned subsidiaries of Security First Group, Inc. ("SFG"), which is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Investment advice is provided to the Security First Trust
T. Rowe Price Growth and Income Series by T. Rowe Price Associates, Inc., to the Security First Trust Bond Series by Neuberger & Berman, and to the Security First Trust Equity Series and to the Security First Trust U.S. Government Income Series by BlackRock, Inc.

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers, or such other persons who may from time to time perform services for the Separate Account.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments are carried at fair value, which is determined by multiplying the Investment Companies' shares owned by the Separate Account by the reported net asset value per share of each respective Investment Company. Transactions are recorded on a trade-date basis. Realized investment gains and losses are determined on the average cost basis.

EXPENSES AND CHARGES - The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

                 CONTRACT TYPE                       ANNUAL RATE    DAILY RATE

         SF 135R2V; SF 224FL; SF 89; SF 234;
             SF 236FL; SF 1700 Contracts                  .89%       .0000244
         SF 228DC Contracts                              1.25%       .0000342
         SF 135R2S Contracts                             1.15%       .0000315
         SF 230; SF 224R1; SF 226R1 Contracts            1.35%       .0000370
         SF 135R2C; SF 137; SF 135PB2 Contracts          1.40%       .0000384

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge ("contract charge") is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge ("CDSC") may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:


             MAXIMUM CONTRACT
              CONTRACT TYPE              CHARGE PER YEAR                        CDSC

          SF 236FL                             $12.00            Based on elapsed time since premium received.
                                                                 Terminates on or after 5th anniversary.

          SF 224FL, SF 1700, SF137             $40.00            Based on elapsed time since premium received.
                                                                 Terminates on or after 6th anniversary.

          SF 224R1, SF 230                        *              Based on elapsed time since premium received.
                                                                 Terminates on or after 5th anniversary.

          Group Form 226R1                     $49.00***         Seven percent of premium received.
                                                                 Terminates after 5th anniversary.

          SF 234                               $29.50            Five percent of premium received.
                                                                 Terminates after 6th anniversary.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)


            MAXIMUM CONTRACT
              CONTRACT TYPE            CHARGE PER YEAR                     CDSC
          SF 89, SF228DC                     $19.50         Five percent of premium received.
                                                            Terminates after 6th anniversary.

          SF 135R2V                            **           None

          SF 135R2S, SF 135R2C,
            SF 135PB2                          **           Based on elapsed time since premium received.
                                                            Terminates on or after 7th anniversary.

          * $52.50 (currently being waived); annual administration fee of .10% calculated on average account value (currently included in mortality and risk expense).
          **    Annual administration fee of .15% calculated on average account value (currently included in mortality and risk expense).
          ***   Annual distribution fee of .10% calculated on average account value (currently included in mortality and risk expense).

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $2,860,854 for the year ended December 31, 2000, and $1,889,180 for the year ended December 31, 1999

INCOME RECOGNITION AND REINVESTMENT - Income is recognized as declared payable by the Investment Companies. All distributions received are reinvested in the Investment Companies.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE 3 - FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities; and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts; therefore, the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                       ADDITIONS TO CAPITAL                   DEDUCTIONS FROM CAPITAL
                                                      $                UNITS                   $               UNITS
                                               ----------------   ----------------     -----------------  ----------------
SF 135R2C Contracts
-------------------

Series B Accumulation Units                            268,913             28,687             1,108,202           116,478
Series G Accumulation Units                          2,791,588            143,941             3,514,250           184,159
Series FA Accumulation Units                         3,667,468            370,061             3,304,499           342,450
Series FG Accumulation Units                        13,202,458            711,420             5,409,259           299,040
Series FI Accumulation Units                         8,521,248            522,270             4,580,603           289,224
Series FO Accumulation Units                         2,636,723            235,594               570,409            54,053
Series FM Accumulation Units                        19,190,948          2,980,886            22,940,773         3,601,358
Series SU Accumulation Units                           344,387             54,036             1,753,622           283,347
Series AS Accumulation Units                         3,138,448            267,417             2,213,108           189,433
Series SI Accumulation Units                             9,114                789               162,915            12,593
Series FC Accumulation Units                         5,981,345            421,888             3,093,248           201,254
Series FE Accumulation Units                         1,237,672            126,021             2,150,303           214,114
Series SV Accumulation Units                         1,460,991            145,987             2,645,652           234,051
Series PL Accumulation Units                           405,752             87,443                 5,019             1,169
Series JM Accumulation Units                         1,495,497            328,971                17,353             3,935
Series RI Accumulation Units                           194,726             40,083                    41                 9
Series LS Accumulation Units                            33,343              6,680                    22                 4
Series PI Accumulation Units                           224,389             48,190                 1,859               433

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                          1,420,799            145,945             1,256,090           131,964
Series G Accumulation Units                         24,893,051          1,269,434            13,754,709           716,924
Series FA Accumulation Units                        15,231,040          1,537,153             8,883,694           908,991
Series FG Accumulation Units                        44,810,181          2,428,404             6,190,304           350,679
Series FI Accumulation Units                        38,904,517          2,388,357             6,205,567           388,278
Series FO Accumulation Units                           222,856             20,488                65,244             6,017
Series FM Accumulation Units                         4,123,876            639,638             4,687,244           735,604
Series AS Accumulation Units                        14,770,287          1,326,798             1,959,013           188,085
Series SI Accumulation Units                         7,231,046            640,122               631,283            59,097
Series FC Accumulation Units                        33,604,343          2,374,922             6,163,844           455,353

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                      ADDITIONS TO CAPITAL                    DEDUCTIONS FROM CAPITAL
                                                      $                UNITS                   $               UNITS
                                               ----------------   ----------------      ----------------  ----------------
SF 135R2V;  SF 234; SF 224FL;
-----------------------------
SF 236FL; SF 1700 Contracts
---------------------------

Series B Accumulation Units                            302,763             14,243             2,612,811           123,079
Series G Accumulation Units                          4,610,246             74,619            37,152,917           612,232
Series T Accumulation Units                          8,664,572            120,054            29,656,749           413,802
Series P Accumulation Units                            336,932             21,707               348,058            22,469
Series I Accumulation Units                          1,951,639            154,144             7,574,899           591,099
Series FA Accumulation Units                         2,009,139            207,529             8,512,796           847,314
Series FG Accumulation Units                        10,196,905            551,468            23,567,613         1,255,476
Series FI Accumulation Units                         7,003,888            435,362            18,923,195         1,148,163
Series FM Accumulation Units                         3,292,892            494,570             5,925,391           858,749
Series NP Accumulation Units                           320,146             58,277               501,104            91,652
Series NG Accumulation Units                           780,737            144,340               310,425            61,097
Series JW Accumulation Units                        12,151,086          1,165,127             3,834,621           381,825
Series FC Accumulation Units                         1,641,997            210,583               624,417            80,928

SF 135R2S Contracts
-------------------

Series SU Accumulation Units                           676,041            112,237             2,096,574           333,683
Series SV Accumulation Units                           899,604             72,880             3,893,449           318,976
Series FM Accumulation Units                            91,913             13,938               305,305            47,047
Series FG Accumulation Units                           177,942              9,814             4,077,730           224,688
Series FO Accumulation Units                           102,372             10,858             1,719,464           178,173

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                            136,149             14,623               379,349            41,474
Series G Accumulation Units                          4,278,230            207,321             7,485,196           366,220
Series FA Accumulation Units                         3,683,067            375,366             5,260,851           538,763
Series FG Accumulation Units                         8,532,317            465,826             5,074,505           279,417
Series FI Accumulation Units                         4,866,134            296,033             1,632,503           100,364
Series FM Accumulation Units                            80,319             12,424               697,200           110,062
Series SU Accumulation Units                           103,055             15,856                14,933             2,447
Series AS Accumulation Units                         1,175,855             99,344               217,922            21,633
Series SI Accumulation Units                         1,069,771             93,208                93,301             8,512
Series FC Accumulation Units                         3,157,798            222,578               517,215            36,961

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                    ADDITIONS TO CAPITAL                   DEDUCTIONS FROM CAPITAL
                                                    $                  UNITS                 $                 UNITS
                                            -------------------   ----------------   -------------------  ----------------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                         1,055,626            148,423                   684                99
Series AB Accumulation Units                         1,179,965            206,185                 4,195               734
Series AV Accumulation Units                         2,076,396            367,450                12,873             2,440
Series AI Accumulation Units                           974,007            152,353                 4,555               780
Series FDE Accumulation Units                          447,750             82,819                 1,474               260
Series FDH Accumulation Units                          270,966             56,216                 9,719             2,031
Series FDA Accumulation Units                          831,217            174,108                20,066             4,210
Series FDG Accumulation Units                          264,718             35,929                22,944             3,587
Series OB Accumulation Units                           302,957             59,191                 1,710               332
Series OG Accumulation Units                         2,043,492            389,120                31,010             5,881
Series OM Accumulation Units                         9,430,947          1,825,019             8,947,039         1,728,335
Series OS Accumulation Units                           178,438             34,363                 2,665               513
Series OSM Accumulation Units                          104,517             13,849                 3,167               471
Series MFSG Accumulation Units                         123,672             24,571                 3,584               698
Series MFSR Accumulation Units                         464,297             76,731                 1,567               247
Series MFSD Accumulation Units                         542,561             69,517                 5,073               712
Series VKEM Accumulation Units                       1,100,588            123,510                14,122             1,811
Series VKER Accumulation Units                         250,625             41,381                10,845             1,700
Series VKS Accumulation Units                          102,086             24,849                 1,473               340
Series FG Accumulation Units                            50,599              2,725
Series FI Accumulation Units                            24,827              1,521
Series SU Accumulation Units                             3,793                595
Series SV Accumulation Units                            16,912              1,690

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 135 R2C Contracts
--------------------

Series B Accumulation Units                        3,879,029            399,289           1,585,715            163,843
Series G Accumulation Units                       12,441,049            618,218           5,406,268            268,650
Series FA Accumulation Units                       9,823,853          1,039,438           3,600,547            379,593
Series FG Accumulation Units                      13,473,848            894,265           5,232,744            343,925
Series FI Accumulation Units                      19,143,932          1,258,093           4,441,270            287,988
Series FO Accumulation Units                       1,480,737            161,515             751,710             82,596
Series FM Accumulation Units                      52,982,222          8,590,117          52,900,132          8,583,878
Series SU Accumulation Units                       1,788,192            295,180           2,284,710            375,547
Series AS Accumulation Units                       2,240,131            249,539           2,406,702            266,551
Series SI Accumulation Units                          22,407              2,512             231,912             24,944
Series FC Accumulation Units                       9,716,629            767,106           2,872,054            224,635
Series FE Accumulation Units                       8,675,466            855,982           3,284,229            325,767
Series SV Accumulation Units                       1,572,966            168,225           2,919,113            311,965

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                        2,923,431            300,938           1,549,441            159,625
Series G Accumulation Units                       33,841,436          1,673,965           9,794,270            489,339
Series FA Accumulation Units                      19,796,627          2,090,112           7,139,184            752,840
Series FG Accumulation Units                      40,757,122          2,682,362           9,263,010            610,476
Series FI Accumulation Units                      47,159,909          3,099,999           7,574,931            495,426
Series FO Accumulation Units                         153,249             16,488              28,125              3,087
Series FM Accumulation Units                      15,652,202          2,519,092           8,992,449          1,447,514
Series AS Accumulation Units                      10,228,968            985,125           4,657,435            378,287
Series SI Accumulation Units                       5,325,654            374,060           1,796,934             12,789
Series FC Accumulation Units                      39,446,379          2,742,289           7,218,447            209,333

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 135R2V; SF 234; SF 224FL;
----------------------------
SF 236FL; SF 1700 Contracts
---------------------------

Series B Accumulation Units                        1,390,582             66,162           2,065,942             97,959
Series G Accumulation Units                       18,197,048            287,571          20,791,421            331,437
Series T Accumulation Units                       15,196,288            249,527          16,106,643            263,678
Series P Accumulation Units                          639,600             42,834             373,411             24,908
Series I Accumulation Units                        4,012,394            378,745           4,080,178            385,497
Series FA Accumulation Units                       6,477,222            701,781           4,572,921            495,786
Series FG Accumulation Units                      21,806,968          1,489,062           7,898,788            535,205
Series FI Accumulation Units                      20,545,287          1,373,367           9,748,715            645,282
Series FM Accumulation Units                       5,221,313            824,773           4,118,032            651,395
Series NP Accumulation Units                         527,401             96,062             326,549             59,882
Series NG Accumulation Units                         327,116             72,595             371,918             84,365
Series JW Accumulation Units                       2,357,041            317,601             417,807             57,275
Series FC Accumulation Units                       1,489,583            215,929             251,554             36,043

SF 135R2S Contracts
-------------------

Series FG Accumulation Units                         388,358             26,032           3,705,733            250,339
Series FO Accumulation Units                         619,049             82,227             809,316            102,123
Series FM Accumulation Units                         233,264             37,074             303,533             48,350
Series SU Accumulation Units                       1,520,684            250,248           1,786,012            293,616
Series SV Accumulation Units                         486,520             41,774           3,296,787            281,549

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                          252,701             27,069             393,436             41,952
Series G Accumulation Units                        5,929,107            278,576           7,450,853            349,422
Series FA Accumulation Units                       4,969,669            532,470           5,044,076            537,353
Series FG Accumulation Units                       9,949,143            660,122           5,105,474            333,783
Series FI Accumulation Units                       7,365,528            482,527           3,350,516            216,338
Series FM Accumulation Units                       3,479,589            558,639           2,700,408            433,379
Series SU Accumulation Units                          61,844              9,991               7,946              1,311
Series AS Accumulation Units                         383,568             41,717              49,567              5,213
Series SI Accumulation Units                         394,838             38,591              71,785              7,556
Series FC Accumulation Units                       3,118,505            246,490             352,632             28,519

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                          19,886              3,366
Series AB Accumulation Units                         102,132             19,732
Series AV Accumulation Units                         254,072             46,870              46,619              8,406
Series AI Accumulation Units                          36,471              5,839               7,182              1,012
Series FDE Accumulation Units                         31,361              6,209
Series FDH Accumulation Units                         99,972             20,053              25,170              5,052
Series FDA Accumulation Units                         59,243             12,545                  13                  3
Series FDG Accumulation Units                        129,905             23,320                  16                  2
Series OB Accumulation Units                          11,029              2,197               3,007                601
Series OG Accumulation Units                         143,933             28,584               6,029              1,146
Series OM Accumulation Units                       1,511,091            299,928           1,147,097            227,369
Series OS Accumulation Units                          14,611              2,874               2,006                391
Series OSM Accumulation Units                         44,528              7,316               7,394              1,107
Series MFSG Accumulation Units                        10,041              2,040
Series MFSR Accumulation Units                        18,062              3,276               4,010                707
Series VKEM Accumulation Units                        20,637              2,836               7,330              1,015
Series VKER Accumulation Units                         4,009                687               2,005                344
Series VKS Accumulation Units                          3,009                670
Series FG Accumulation Units                          94,982              6,745
Series FI Accumulation Units                          76,881              4,706
Series SU Accumulation Units                          72,569             11,945
Series SV Accumulation Units                          70,678              7,541

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 2000:

                                                        UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 135R2C Contracts
-------------------

Series B Accumulation Units                           1,033,278         $ 10.26
Series G Accumulation Units                           2,919,929           21.86
Series FA Accumulation Units                          4,778,120            9.56
Series FG Accumulation Units                          4,482,222           16.12
Series FI Accumulation Units                          4,487,695           15.05
Series FO Accumulation Units                          1,080,859            9.43
Series FM Accumulation Units                          1,653,605            6.58
Series SU Accumulation Units                          2,073,711            6.66
Series AS Accumulation Units                          2,258,099            8.56
Series SI Accumulation Units                            111,129            9.80
Series FC Accumulation Units                          3,420,145           13.36
Series FE Accumulation Units                          3,523,619           10.81
Series SV Accumulation Units                          1,724,252            8.66
Series PL Accumulation Units                             86,274            3.54
Series JM Accumulation Units                            325,036            3.35
Series RI Accumulation Units                             40,074            4.59
Series LS Accumulation Units                              6,676            4.78
Series PI Accumulation Units                             47,757            4.45

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                              671,742          10.28
Series G Accumulation Units                            6,361,071          21.91
Series FA Accumulation Units                          10,471,037           9.58
Series FG Accumulation Units                          12,289,987          16.15
Series FI Accumulation Units                          10,754,745          15.07
Series FO Accumulation Units                              76,224           9.45
Series FM Accumulation Units                           2,125,892           6.62
Series AS Accumulation Units                           6,111,440           8.58
Series SI Accumulation Units                           1,857,179           9.81
Series FC Accumulation Units                          12,984,621          13.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL (CONTINUED)

                                                        UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 135R2V; SF 234; SF 224FL; SF 236FL;
--------------------------------------
SF 1700 Contracts
-----------------

Series B Accumulation Units                             189,805         $ 22.41
Series G Accumulation Units                           1,508,070           68.95
Series T Accumulation Units                           1,495,353           70.01
Series P Accumulation Units                              72,165           15.96
Series I Accumulation Units                           1,308,958           11.00
Series FA Accumulation Units                          2,263,581            9.41
Series FG Accumulation Units                          3,896,687           15.82
Series FI Accumulation Units                          2,713,616           14.95
Series FM Accumulation Units                            673,198            6.80
Series NP Accumulation Units                            275,633            5.59
Series NG Accumulation Units                            317,788            6.24
Series JW Accumulation Units                          1,304,672            8.69
Series FC Accumulation Units                            460,717            7.35

SF 135R2S Contracts
-------------------

Series SU Accumulation Units                          2,825,776            6.69
Series SV Accumulation Units                          3,149,494           10.96
Series FM Accumulation Units                            182,492            6.73
Series FG Accumulation Units                          1,650,710           15.98
Series FO Accumulation Units                          1,270,028            8.14

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                             194,823            9.89
Series G Accumulation Units                           2,370,012           23.05
Series FA Accumulation Units                          4,584,439            9.47
Series FG Accumulation Units                          4,081,062           16.08
Series FI Accumulation Units                          1,864,452           15.13
Series FM Accumulation Units                            268,458            6.64
Series SU Accumulation Units                             35,062            6.68
Series AS Accumulation Units                            231,214            8.58
Series SI Accumulation Units                            188,401            9.81
Series FC Accumulation Units                            861,364           13.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL (CONTINUED)

                                                       UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                            151,690          $ 5.93
Series AB Accumulation Units                            225,183            5.41
Series AV Accumulation Units                            403,474            4.90
Series AI Accumulation Units                            156,400            5.27
Series FDE Accumulation Units                            88,768            4.77
Series FDH Accumulation Units                            69,186            4.51
Series FDA Accumulation Units                           182,440            4.93
Series FDG Accumulation Units                            55,660            5.55
Series OB Accumulation Units                             60,455            5.24
Series OG Accumulation Units                            410,678            4.80
Series OM Accumulation Units                            169,243            5.30
Series OS Accumulation Units                             36,333            5.19
Series OSM Accumulation Units                            19,587            6.26
Series MFSG Accumulation Units                           25,912            5.04
Series MFSR Accumulation Units                           79,052            5.45
Series MFSD Accumulation Units                           68,805            7.14
Series VKEM Accumulation Units                          123,520            7.14
Series VKER Accumulation Units                           40,024            4.99
Series VKS Accumulation Units                            25,179            4.75
Series FG Accumulation Units                              9,470           16.12
Series FI Accumulation Units                              6,227           15.05
Series SU Accumulation Units                             12,540            6.66
Series SV Accumulation Units                              9,231            8.66

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 6 - SUBSEQUENT EVENTS

During February 2001, the Trust reorganized and merged its four funds into the Met Investors Series Trust. Consequently, Security First Trust: Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series are being merged into the respective Met Investor Series Trust: J.P. Morgan Quality Bond Fund, Lord Abbett Growth and Income Fund, BlackRock Equity Portfolio, and BlackRock U.S. Government Income Portfolio.

In January 2001, SFG announced that it would cease operations in its current Los Angeles location effective on or about June 30, 2001. Following that date, all services previously provided to Security Life by SFG will be provided at a different location or through MetLife or its subsidiaries.

In February 2001, the name of the Separate Account was changed to MetLife Investors USA Separate Account A.

                                   * * * * * *



SECURITY FIRST LIFE
INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY
OF METROPOLITAN LIFE INSURANCE
COMPANY)

Financial Statements as of and for the Years Ended
December 31, 2000 and 1999 and Independent
Auditors' Report

INDEPENDENT AUDITORS' REPORT

Board of Directors
  Security First Life Insurance Company:

We have audited the accompanying balance sheets of Security First Life Insurance Company (the "Company") as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Los Angeles, California
February 5, 2001

SECURITY FIRST LIFE INSURANCE COMPANY

BALANCE SHEETS
DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


ASSETS                                                 2000              1999

INVESTMENTS:
  Fixed maturities                                   $1,781,383      $1,838,339
  Mortgage loans                                        423,711         352,760
  Policy loans                                           37,908          32,280
  Short-term investments                                 57,927          66,380
  Other investments                                       1,954           1,452
                                                     -----------     -----------

           Total investments                          2,302,883       2,291,211
                                                     -----------     -----------

CASH AND CASH EQUIVALENTS                                   834           2,557

ACCRUED INVESTMENT INCOME                                27,381          33,423

DEFERRED POLICY ACQUISITION COSTS                       164,905         182,734

OTHER ASSETS:
  Assets held in separate accounts                    1,976,874       2,049,335
  Property under capital lease                            7,780           8,360
  Other                                                   9,817           4,297
                                                     -----------     -----------

           Total other assets                         1,994,471       2,061,992
                                                     -----------     -----------

TOTAL ASSETS                                         $4,490,474      $4,571,917
                                                     ===========     ===========

See accompanying notes to financial statements.


----------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                            2000            1999

LIABILITIES:
  Policyholder liabilities                                   $ 2,194,205    $ 2,247,045
  Liabilities related to separate accounts                     1,976,874      2,049,335
  Obligation under capital lease                                  14,377         14,777
  Notes payable to parent                                         35,000         35,000
  Federal income taxes                                            29,014         21,280
  Other                                                            8,992          5,075
                                                             ------------   ------------

           Total liabilities                                   4,258,462      4,372,512
                                                             ------------   ------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
  Preferred stock, $1 par value; authorized, issued and
    outstanding - 200,000 shares                                     200            200
  Common stock, $200 par value; authorized - 15,000 shares
    issued and outstanding - 11,000 shares                         2,300          2,300
  Additional paid-in capital                                      48,047         48,047
  Retained earnings                                              182,206        161,266
  Accumulated other comprehensive loss                              (741)       (12,408)
                                                             ------------   ------------

Total stockholder's equity                                       232,012        199,405
                                                             ------------   ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $ 4,490,474    $ 4,571,917
                                                             ============   ============

See accompanying notes to fiancial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                             2000        1999

REVENUES:
  Net investment income                                   $ 168,789   $ 166,907
  Annuity product income                                     39,354      30,282
  Net realized investment gains (losses)                     (7,871)      2,875
                                                          ----------  ----------

           Total revenues                                   200,272     200,064
                                                          ----------  ----------

BENEFITS AND EXPENSES:
  Interest credited to policyholders                        107,576     109,568
  Benefits in excess of policyholder liabilities             10,554       5,451
  Amortization of deferred policy acquisition costs          21,573      23,948
  Operating expenses                                         32,853      30,169
                                                          ----------  ----------

           Total benefits and expenses                      172,556     169,136
                                                          ----------  ----------

INCOME BEFORE INCOME TAX EXPENSE                             27,716      30,928
                                                          ----------  ----------

INCOME TAX EXPENSE:
  Current                                                     1,682       5,706
  Deferred                                                    5,094       3,261
                                                          ----------  ----------

           Total income tax expenses                          6,776       8,967
                                                          ----------  ----------

NET INCOME                                                $  20,940   $  21,961
                                                          ==========  ==========

See accompanying notes to financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                        ACCUMULATED
                                                                ADDITIONAL                                 OTHER          TOTAL
                                       PREFERRED     COMMON      PAID-IN    COMPREHENSIVE    RETAINED   COMPREHENSIVE  STOCKHOLDER'S
                                         STOCK       STOCK       CAPITAL    INCOME (LOSS)    EARNINGS   INCOME (LOSS)     EQUITY
BALANCE AT JANUARY 1, 1999            $     200    $   2,200    $  48,147                   $ 149,305     $  27,930     $ 227,782

Recapitalization                                         100         (100)
Dividend to parent                                                                            (10,000)                    (10,000)
Comprehensive income (loss):
  Net income                                                                  $  21,961        21,961                      21,961
  Other comprehensive loss:
    Unrealized investment losses,
      net of related adjustments
      and income taxes                                                          (40,338)                    (40,338)      (40,338)
                                                                             ----------

        Total comprehensive loss                                              $ (18,377)
                                      ----------   ----------   ----------    ==========    ----------    ----------    ----------

BALANCE AT DECEMBER 31, 1999                200        2,300       48,047                     161,266       (12,408)      199,405

Comprehensive income:
  Net income                                                                  $  20,940        20,940                      20,940
  Other comprehensive income:
    Unrealized investment gains,
      net of related adjustments
      and income taxes                                                           11,667                      11,667        11,667
                                                                              ----------

        Total comprehensive income                                            $  32,607
                                      ----------   ----------   ----------    ==========    ----------    ----------    ----------

BALANCE AT DECEMBER 31, 2000          $     200    $   2,300    $  48,047                   $ 182,206     $    (741)    $ 232,012
                                      ==========   ==========   ==========                  ==========    ==========    ==========

See accompanying notes to financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000 AND 1999 (Dollars in Thousands)
-------------------------------------------------------------------------------------------------

                                                                             2000         1999

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                              $  20,940    $  21,961
  Adjustments to reconcile net income to net cash provided by operating activities:
    Net realized investment (gains) losses                                    7,871       (2,875)
    Depreciation and amortization                                                             73
    Accretion of discount on investments, net                                (2,122)      (1,402)
    Changes in operating assets and liabilities:
      Accrued investment income                                               6,042        3,063
      Deferred policy acquisition costs                                      (4,465)     (12,664)
      Other assets                                                           (4,681)      (2,800)
      Other liabilities                                                       5,256        1,431
                                                                          ----------   ----------

           Net cash provided by operating activities                         28,841        6,787
                                                                          ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Fixed maturity securities:
    Purchases                                                              (550,405)    (428,007)
    Sales                                                                   642,074      559,455
  Issuances of mortgage loans                                              (102,024)    (194,759)
  Repayments of mortgage loans                                               31,073        7,166
  Issuance of policy loans, net                                              (5,628)      (3,565)
  Net sale (purchase) of:
    Short-term investments                                                    8,453      (15,860)
    Other investments                                                          (867)         (84)
                                                                          ----------   ----------

           Net cash provided by (used in) investing activities               22,676      (75,654)
                                                                          ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Receipts credited to policyholder accounts                                706,625      764,303
  Amounts returned to policyholders                                        (759,465)    (719,456)
  Reduction of capital lease obligation                                        (400)        (354)
  Dividend paid to parent                                                                (10,000)
                                                                          ----------   ----------

           Net cash provided by (used in) financing activities              (53,240)      34,493
                                                                          ----------   ----------

DECREASE IN CASH AND CASH EQUIVALENTS                                        (1,723)     (34,374)

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                  2,557       36,931
                                                                          ----------   ----------

CASH AND CASH EQUIVALENTS, END OF YEAR                                    $     834    $   2,557
                                                                          ==========   ==========

See accompanying notes to financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION - Security First Life Insurance Company (the "Company") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). SFG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Effective February 2001, the Company changed its name to MetLife Investors USA Insurance Company and SFG changed its name to MetLife Investors Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

      The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis).

      INVESTMENTS - Investments are reported on the following bases:

         FIXED MATURITIES - At fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

         For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

         The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

         MORTGAGE LOANS - At amortized cost, net of valuation allowances, if any, which approximates fair value.

         POLICY LOANS - At unpaid balances, which approximate fair value.

         SHORT-TERM INVESTMENTS - At cost, which approximates fair value.

         OTHER INVESTMENTS - At fair value.

      Realized gains and losses on disposal of investments are determined on a specific identification basis.

      CASH AND CASH EQUIVALENTS - Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

      DEFERRED POLICY ACQUISITION COSTS - Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

      POLICYHOLDER LIABILITIES - Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated at $2,133,958,000 and $2,188,033,000 as of December 31, 2000 and 1999, respectively, assuming all policyholders surrender their policies.

      NOTES PAYABLE - Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

      INCOME TAXES - Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities, and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

      SEPARATE ACCOUNTS - The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

      ANNUITY REVENUES AND BENEFITS - Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges, and administration fees. Benefits in excess of policyholder liabilities consist of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

      ESTIMATES - Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

      NEW ACCOUNTING STANDARDS - Statement of Financial Accounting Standards ("SFAS") SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," is effective for all fiscal years beginning after June 15, 2000. SFAS No. 133, as amended and interpreted, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. If the derivative is designated in a fair-value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated in a cash-flow hedge, changes in the fair value of the derivative will be recorded in other comprehensive income ("OCI") and will be recognized in the income statement when the hedged item affects earnings. SFAS No. 133 defines new requirements for designation and documentation of hedging relationships as well as ongoing effectiveness assessments in order to use hedge accounting. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

      The Company expects that at January 1, 2001, it will record $27,446, net of taxes of $14,779, in OCI as a cumulative transition adjustment for derivatives designated in cash flow-type hedges prior to adopting SFAS No. 133.

      In December 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, "Accounting for Insurance and Other Enterprises for Insurance Related Assessments." SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. The Company adopted SOP 97-3 effective January 1, 1999. Adoption of SOP 97-3 did not have a material effect on the Company's financial statements.

2.    STATUTORY CAPITAL AND RESTRICTIONS

      The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis.

      The statutory-basis capital and surplus were $142,423,000 and $129,796,000 at December 31, 2000 and 1999, respectively. Statutory-basis net income was $10,537,000 and $17,066,000, respectively, for the years then ended.

      The Company is incorporated and domiciled in Delaware. The payment of dividends is subject to statutory limitations which are based on statutory-basis net income and surplus levels. At December 31, 2000, the maximum amount of dividends the Company could pay SFG without prior approval from state insurance regulatory authorities is $19,914,000.

      In December 1999, the Company transferred $100,000 of paid-in capital to common stock to comply with state insurance department requirements. As a result of this transfer, the total value of the common stock differs from the par value times the number of shares. This had no impact on the Company's financial position or results of operations.

      In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Delaware Insurance Department (the "Department") requires the adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that the adoption of Codification by the NAIC and the Codification as modified by the Department, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

3.    INVESTMENTS

      Unrealized investment losses reported in the accompanying financial statements are as follows (in thousands):

                                                                DECEMBER 31,
                                                           ---------------------
                                                             2000         1999

         Unrealized investment losses                      $ (2,768)   $(43,010)
         Less:
          Adjustment for deferred policy acquisition costs   (1,627)    (23,921)
          Deferred income taxes                                (400)     (6,681)
                                                           ---------   ---------

         Net unrealized investment losses                  $   (741)   $(12,408)
                                                           =========   =========

      Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                                DECEMBER 31,
                                                           ---------------------
                                                             2000         1999

         Fixed maturities:
           Gross gains                                     $ 16,816    $  8,885
           Gross losses                                     (24,872)     (6,018)
                                                           ---------   ---------

                                                             (8,056)      2,867

         Mortgage loans -
           Gross gains                                          185

         Other investments -
           Gross gains                                                        8
                                                           ---------   ---------

         Net realized investment gains (losses)            $ (7,871)   $  2,875
                                                           =========   =========

      Proceeds from sales of fixed maturities are $642,074,000 and $559,455,000 in 2000 and 1999, respectively.

      The amortized cost and fair value of fixed maturities as of December 31, 2000 and 1999 are summarized as follows (in thousands):

                                                             GROSS           GROSS
                                              AMORTIZED    UNREALIZED     UNREALIZED        FAIR
         December 31, 2000                      COST         GAINS          LOSSES          VALUE

         U.S. Treasury securities and
           obligations of U.S. Government
           corporations and agencies         $    22,065   $     1,297    $      (102)   $    23,260
         Debt securities issued by foreign
           governments                            25,781         1,559           (989)        26,351
         Corporate securities                  1,276,554        18,322        (28,255)     1,266,621
         Mortgage-backed securities              459,740         6,595         (1,184)       465,151
                                             ------------  ------------   ------------   ------------

                                             $ 1,784,140   $    27,773    $   (30,530)   $ 1,781,383
                                             ============  ============   ============   ============

         DECEMBER 31, 1999

         U.S. Treasury securities and
           obligations of U.S. Government
           corporations and agencies         $    23,646   $       622    $      (613)   $    23,655
         Debt securities issued by foreign
           governments                            31,525         2,748           (177)        34,096
         Corporate securities                  1,435,111        11,363        (56,600)     1,389,874
         Mortgage-backed securities              391,392         6,878         (7,556)       390,714
                                             ------------  ------------   ------------   ------------

                                             $ 1,881,674   $    21,611    $   (64,946)   $ 1,838,339
                                             ============  ============   ============   ============

      The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 2000, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                                      AMORTIZED         FAIR
                                                        COST            VALUE
                                                           (IN THOUSANDS)

         Due in one year or less                    $   39,055       $   39,307
         Due after one year through five years         337,882          340,142
         Due after five years through ten years        530,376          520,299
         Due after ten years                           417,087          416,484
         Mortgage-backed securities                    459,740          465,151
                                                    -----------      -----------

                                                    $1,784,140       $1,781,383
                                                    ===========      ===========

      Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 2000, the Company had no significant concentration of credit risk.

      The fair values for fixed maturities are primarily based on values obtained from independent pricing services. Such independent values are not available for private placement securities. The carrying amount of the Company's private placement securities, which is the Company's estimate of fair value, was $293,837,000 and $275,600,000 at December 31, 2000 and
      1999, respectively. In order to determine the carrying value of private placement securities, the Company uses market values of public securities of similar credit quality, yields, coupon rate, maturity, type of issue, and other market data.

      Mortgage loans are collateralized by properties located throughout the United States. At December 31, 2000, approximately 10 percent and 22 percent of the mortgages were collateralized by properties located in New York and California, respectively. All of the mortgage loans at December 31, 2000, are in good standing, and the Company was not holding any valuation allowances related to such loans. Mortgage loans outstanding at December 31 are summarized as follows (in thousands):

                                      2000                      1999

         Commercial         $374,552        88 %       $306,264        87 %
         Agricultural         49,159        12 %         46,496        13 %
                            ---------      -----       ---------      -----

                            $423,711       100 %       $352,760       100 %
                            =========      =====       =========      =====

      The carrying amount of policy loans and mortgage loans approximates fair value because the interest rates on these loans approximate market rates.

      The Company's short-term balances are invested in the Metropolitan Money Market Pool (the "Pool"), which is managed by MetLife for the benefit of its subsidiaries. The Pool invests solely in instruments having a maturity of one year or less. At December 31, 2000 and 1999, the interest rates on the Pool were 6.56 percent and 5.80 percent, respectively.

      The Company has entered into two interest-rate cap agreements with large counterparties for the purpose of minimizing exposure to fluctuations in interest rates in its policyholder liabilities. An interest-rate cap is a contract whereby one party agrees to pay a premium at the inception of the contract in exchange for the assumption of risk that the market interest rate will exceed the cap rate.

      Under the first interest-rate cap agreement, which expires February 9, 2001, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year Constant Maturity Treasury Rate exceeds the interest-rate cap of 7.90 percent applied to the notional amount of $250,000,000. The 5-year Constant Maturity Treasury Rate was 4.99 percent as of December 31, 2000, and the fair value of the interest-rate cap as of that date was $225.

      Under the second interest-rate cap agreement which expires December 14, 2003, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year International Swaps and Derivative Association Swap Rate exceeds the interest-rate cap of 9.85 percent applied to the notional amount of $120,000,000. The 5-year International Swaps and Derivative Association Swap Rate was 5.98 percent as of December 31, 2000, and the fair value of the interest-rate cap as of that date was $42,000.

      Any income or expense from the interest-rate caps is recorded on an accrual basis as an adjustment to the yield of the related interest-bearing liabilities in the periods covered by the contract. The Company is exposed to a potential loss in the event of non-performance by one of the counterparties, although such non-performance is not anticipated.

      The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

      At December 31, 2000, investment securities having an amortized cost of $5,535,000 were on deposit with various states in accordance with state insurance department requirements.

      Investment income by major category of investment is summarized as follows (in thousands):

                                                      2000               1999

         Fixed maturities                          $ 139,283          $ 148,693
         Mortgage loans                               29,301             19,332
         Policy loans                                  1,535              1,806
         Short-term investments                        2,648              2,413
         Other investments                             1,030                303
                                                   ----------         ----------

                                                     173,797            172,547
         Investment expenses                          (5,008)            (5,640)
                                                   ----------         ----------

         Net investment income                     $ 168,789          $ 166,907
                                                   ==========         ==========

      The Company has no significant amounts of non-income producing investments.

4.    NOTES PAYABLE

      Notes payable consist of the following as of December 31, 2000 and 1999 (in thousands):

                                                                   2000         1999

         Surplus note due to SFG, 5% annual interest payable
           monthly, principal payable upon regulatory approval    $25,000     $25,000

         Surplus note due to SFG, interest based on LIBOR plus
           .75%, interest payable monthly, principal payable
           upon regulatory approval (6.56% at December 31, 2000)   10,000      10,000
                                                                  --------    --------

                                                                  $35,000     $35,000
                                                                  ========    ========

      There are no principal payments due on the notes payable during the next five years.

      Interest paid by the Company totaled $1,970,000 in 2000 and $1,063,000 in 1999.

5.    INCOME TAXES

      The liability for federal income taxes includes deferred taxes of $30,261,000 and $18,771,000 at December 31, 2000 and 1999, respectively.
      Significant components of these deferred taxes are as follows (in thousands):


                                                           2000          1999

         Deferred tax liabilities:
           Deferred policy acquisition costs             $54,979        $53,995
           Fixed maturities                                1,200
           Other assets                                    2,930          3,167
                                                         --------       --------
           Total deferred tax liabilities                 59,109         57,162
                                                         --------       --------

         Deferred tax assets:
           Policyholder liabilities                        7,586         11,557
           Liabilities for separate accounts              15,933         17,259
           Fixed maturities                                    -          4,111
           Other liabilities                               5,032          5,172
           Other, net                                        297            292
                                                         --------       --------

           Total deferred tax assets                      28,848         38,391
                                                         --------       --------

         Net deferred tax liabilities                    $30,261        $18,771
                                                         ========       ========


      Income taxes paid by the Company were $5,437,000 in 2000 and $5,225,000 in 1999.

      The following is a reconciliation of the federal income tax at the statutory rate of 35 percent with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                            2000          1999

         Federal income tax at 35%                       $ 9,701        $10,825
         Dividends received deduction                     (4,123)        (1,444)
         Other                                             1,198           (414)
                                                         --------       --------

         Provision for income tax expense                $ 6,776        $ 8,967
                                                         ========       ========

6.    CAPITAL LEASE

      Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

      The property under capital lease is net of accumulated amortization of $9,641,000 in 2000 and $9,061,000 in 1999. Lease amortization expense was $580,000 in 2000 and 1999.

      The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,709,000 and $1,694,000 for the years ended December 31, 2000 and 1999, respectively. Future payments under the lease are as follows (in thousands):

         2001                                                        $  2,166
         2002                                                           2,166
         2003                                                           2,166
         2004                                                           2,166
         2005                                                           2,166
         Thereafter                                                    18,221
                                                                     ---------

         Total minimum rental payments                                 29,051
         Amount representing interest                                 (14,674)
                                                                     ---------

         Present value of minimum rental payments                    $ 14,377
                                                                     =========


7.    RELATED PARTY TRANSACTIONS

      The Company has marketing and administrative agreements with SFG under which SFG provides most of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $51,487,000 and $58,595,000 for 2000 and 1999, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

      The Company has management agreements with SFG under which the latter provides certain personnel, administrative services, and office space. Amounts incurred under these agreements were $3,823,000 in 2000 and 1999.

      The Company has marketing and administrative agreements with MetLife under which the latter provides certain marketing and policyholder administration services. Amounts incurred under these agreements were $5,802,000 in 2000 and $7,405,000 in 1999.

      The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,466,000 and $5,681,000 were paid in 2000 and 1999, respectively, pursuant to these agreements.

      In June 1999, the Company paid a dividend of $10,000,000 to its parent.

8.    OTHER COMPREHENSIVE INCOME (LOSS)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                           ---------------------
                                                                              2000       1999

         Holding gains (losses) on investments arisingduring the year      $ 10,078    $(59,183)
         Income tax effect on holding losses (gains)                         (3,527)     20,714
         Reclassification adjustments:
           Realized losses (gains) on investments included in net income      7,871      (2,875)
           Income tax effect of realized gains (losses)                      (2,755)      1,006
                                                                           ---------   ---------

         Net unrealized investment gains (losses)                          $ 11,667    $(40,338)
                                                                           =========   =========


9.    SUBSEQUENT EVENTS

      In January 2001, SFG announced that it would cease operations in its current Los Angeles location, effective on or about June 30, 2001. Following that date, all services previously provided to the Company by SFG will be provided at a different location or through MetLife or its subsidiaries.

                                   * * * * * *
                                     - 16 -


Part C                    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) MetLife Investors USA Separate Account A

                      Part A - Condensed Financial Information
                               Part B - Statement of Assets and Liabilities,
                                        Statement of Operations, Statement of
                                        Changes in Net Assets, Statement of
                                        Investments

               (2) MetLife Investors USA Insurance Company

                      Part B - Depositor's financial statements with notes


          (b) Exhibits

                      (10) Consents of Independent Auditors
                      (13) Organizational Chart

ORGANIZATIONAL STRUCTURE OF Metropolitan Life Insurance Company AND SUBSIDIARIES
                             AS OF December 31, 2000

Metropolitan Life Insurance Company ("Metropolitan") is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31, 2000. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (DE)

     1.   Metropolitan Property and Casualty Insurance Company (RI)

          a.   Metropolitan Group Property and Casualty Insurance Company (RI)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (United
                    Kingdom)

          b.   Metropolitan Casualty Insurance Company (RI)

          c.   Metropolitan General Insurance Company (RI)

          d.   Metropolitan Direct Property and Casualty Insurance Company (GA)

          e.   MetLife Auto & Home Insurance Agency, Inc. (RI)

          f.   Metropolitan Lloyds, Inc. (TX)

          g.   Met P&C Managing General Agency, Inc. (TX)

          h.   Economy Fire & Casualty Company (RI)

               i.   Economy Preferred Insurance Company (RI)

               ii.  Economy Premier Assurance Company (RI)

          i. American Horizon Holdings Inc. (DE) 29.41% of the shares of American Horizon Holdings Inc. are held by Metropolitan Property and Casualty Insurance Company and 29.41% are held by Conning & Company.

                         i  American Horizon Services, Inc. (DE)

                         ii American Horizon Property & Casualty Insurance
                                  Company. (IL)

                              (1.) Texas American Horizon Insurance Services
                                   Agency, Inc. (TX)

                         iii  American Horizon Insurance Company (AZ)

                               (1.) American Horizon General Agency, Inc. (FL)

                         iv   American Insurance Company of New York (NY)



     2.   Metropolitan Insurance and Annuity Company (DE)

          a.   MetLife Europe I, Inc. (DE)

          b.   MetLife Europe II, Inc. (DE)

          c.   MetLife Europe III, Inc. (DE)

          d.   MetLife Europe IV, Inc. (DE)

          e.   MetLife Europe V, Inc. (DE)

     3.   MetLife General Insurance Agency, Inc. (DE)

          a.   MetLife General Insurance Agency of Alabama, Inc. (AL)

          b.   MetLife General Insurance Agency of Kentucky, Inc. (KY)

          c.   MetLife General Insurance Agency of Mississippi, Inc. (MS)

          d.   MetLife General Insurance Agency of Texas, Inc. (TX)

          e.   MetLife General Insurance Agency of North Carolina, Inc. (NC)


          f.   MetLife General Insurance Agency of Massachusetts, Inc. (MA)

     4.   Metropolitan Asset Management Corporation (DE)

          a. MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are Limited Partnership held by Metropolitan (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          b. MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are Limited Partnership held by Metropolitan (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

               1.   MetLife Capital CFLI Holdings, LLC (DE)

                    a.   MetLife Capital CFLI Leasing, LLC (DE)

          c. MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Co. Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non voting common stock of MetLife Financial Acceptance Corporation.

          d. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          e. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

          f. MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

     5.   SSRM Holdings, Inc. (DE)

          a. State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc. (MA)

          b.   SSR Realty Advisors, Inc. (DE)

               i.   Metric Management Inc. (DE)

               ii.  Metric Property Management, Inc. (DE)

                    1. Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                    2. Metric Colorado, Inc. (CO). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (CA)

               iv.  Metric Assignor, Inc. (CA)

               v.   SSR AV, Inc. (DE)

     6.   MetLife Holdings, Inc. (DE)

          a.   MetLife Funding, Inc. (DE)

          b.   MetLife Credit Corp. (DE)


     7.   Metropolitan Tower Realty Company, Inc. (DE)

     8.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)

          b.   Security First Insurance Agency, Inc. (MA)

          c.   Security First Insurance Agency, Inc. (NV)

          d.   Security First Group of Ohio, Inc. (OH)

          e.   MetLife Distributors, Inc. (DE)

          f.   Met Investment Advisory Corp. (DE)

          g.   Security First Financial Agency, Inc. (TX)

     9.   MetLife (India) Private Ltd. (India)

    10.   Metlife CC Holding Company (DE)

          a. Conning Corporation (MO) 39.6% of the voting shares of Conning Corporation are held by MetLife CC Holding Company and 60.4% are held by Gen Am Holding Company.

               i.   Conning, Inc. (DE)

                    (1.) Conning & Company (CT)

                    (a)  Conning Asset Management Company (MO)



     11.  VirtualFinances.com, Inc. (DE)

B.   Metropolitan Tower Life Insurance Company (DE)

C.   MetLife Security Insurance Company of Louisiana (LA)

D.   MetLife Texas Holdings, Inc. (DE)

          1.   Texas Life Insurance Company (TX)

               a.   Texas Life Agency Services, Inc. (TX)

               b.   Texas Life Agency Services of Kansas, Inc. (KS)

E.   MetLife Securities, Inc. (DE)

F.   23rd Street Investments, Inc. (DE)

          1. Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

          2. Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

               a.   Coating Technologies International, Inc (DE).

G. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

          1.   Seguros Genesis, S.A. (Spain)

          2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

H.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

I.   Metropolitan Life Seguros de Vida S.A. (Argentina)

J.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

K.   MetLife Holdings Luxembourg S.A. (Luxembourg)

L.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

M.   MetLife International Holdings, Inc. (DE)

          1.   MetLife Insurance Company of the Philippines, Inc. (Philippines).
          2.   Natiloportem Holdings, Inc. (DE)
                    a. Servicios Adminstrativos Gen, S.A. de C.V. One share of Servicios Adminstrativos Gen, S.A. de C.V. is held by a nominee of Natiloportem Holdings, Inc.

N.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

O.   Metropolitan Marine Way Investments Limited (Canada)

P. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

Q. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20%.

R.   Metropolitan Life Seguros de Vida S.A. (Uruguay).

S.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)


T.   Hyatt Legal Plans, Inc. (DE)

          1.   Hyatt Legal Plans of Florida, Inc. (FL)

U. One Madison Merchandising L.L.C. (CT) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows:
     Metropolitan Life Insurance Company owns 99% and Metropolitan Tower Corp. owns 1%.

V.   Metropolitan Realty Management, Inc. (DE)

          1.   Edison Supply and Distribution, Inc. (DE)

          2.   Cross & Brown Company (NY)

               a.   CBNJ, Inc. (NJ)

W.   MetPark Funding, Inc. (DE)

X.   Transmountain Land & Livestock Company (MT)

Y.   MetLife Trust Company, National Association. (United States)


Z. Benefit Services Corporation (GA)

A.A. G.A. Holding Corporation (MA)

A.B. CRH., Co, Inc. (MA)

A.C. 334 Madison Euro Investments, Inc. (DE)

          1. Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited

               a. Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

A.D. L/C Development Corporation (CA)

A.E. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting
     Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

A.F. New England Portfolio Advisors, Inc. (MA)

A.G. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)


A.H. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan
     Life Insurance Company owns 34% of St. James Fleet Investments Two
          Limited.

A.I. MetLife New England Holdings, Inc. (DE)

          1.   Fulcrum Financial Advisors, Inc. (MA)

          2.   New England Life Insurance Company (MA)

               a.   New England Life Holdings, Inc. (DE)

                    i.   New England Securities Corporation (MA)

                         (1)  Hereford Insurance Agency, Inc. (MA)

                         (2)  Hereford Insurance Agency of Alabama, Inc. (AL)

                         (3)  Hereford Insurance Agency of Idaho, Inc. (ID)

                         (4)  Hereford Insurance Agency of Minnesota, Inc. (MN)

                         (5)  Hereford Insurance Agency of New Mexico, Inc. (NM)

                         (6)  Hereford Insurance Agency of Wyoming, Inc. (WY)

                         (7)  Hereford Insurance Agency of Hawaii, Inc. (HI)

                    ii. N.L. Holding Corp. (DEL) (NY)

                         (1)  Nathan & Lewis Securities, Inc. (NY)

                         (2)  Nathan & Lewis Associates, Inc. (NY)

                              (a)  Nathan and Lewis Insurance Agency of
                                   Massachusetts, Inc. (MA)

                              (b)  Nathan and Lewis Associates of Texas, Inc.
                                   (TX)

                         (3)  Nathan & Lewis Associates-Arizona, Inc. (AZ)

                         (4)  Nathan & Lewis of Nevada, Inc. (NV)

                    iii.  New England Investment Management Inc.

               b.  Omega Reinsurance Corporation (AZ)

               c.   New England Pension and Annuity Company (DE)

               d.   Newbury Insurance Company, Limited (Bermuda)

      3.   Nvest Corporation (MA)


A.J. GenAmerica Financial Corporation (MO)

               1.   General American Life Insurance Company (MO)

                    a.   Paragon Life Insurance Company (MO)

                    b.   Security Equity Life Insurance Company (NY)

                    c.   Cova Corporation (MO)

                         i.   Cova Financial Services Life Insurance Company
                              (MO)

                              (1)  Cova Financial Life Insurance Company (CA)

                              (2)  First Cova Life Insurance Company (NY)

                         ii.  Cova Life Management Company (DE)

                              (1)  Cova Investment Advisory Corporation (IL)

                              (2)  Cova Investment Allocation Corporation (IL)


                              (3)  Cova Life Sales Company (DE)

                              (4)  Cova Life Administration Services Company
                                   (IL)

                    d.   General Life Insurance Company (TX)

                         i.   General Life Insurance Company of America (IL)

                    e.   Equity Intermediary Company (MO)

                         i. Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.3% is held by Equity Intermediary Company.

                              (1)  Reinsurance Company of Missouri Incorporated
                                   (MO)

                                   a.   RGA Reinsurance Company (MO)

                                      i. Fairfield Management Group, Inc. (MO)

                                          (1) Reinsurance Partners, Inc. (MO)

                                          (2) Great Rivers Reinsurance
                                               Management, Inc. (MO)

                                          (3) RGA (U.K.) Underwriting Agency
                                               Limited (United Kingdom)

                              (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

                              (3)  RGA Americas Reinsurance Company, Ltd.
                                   (Barbados)

                              (4)  RGA Reinsurance Company (Barbados) Ltd.
                                   (Barbados)

                                   a. RGA Financial Group, L.L.C. (DE) 80% of
                                      RGA Financial Group, L.L.C. is owned by
                                      RGA Reinsurance Company (Barbados) Ltd.
                                      (Barbados)

                              (5)  RGA International Ltd. (Canada)

                                   a.  RGA Financial Products Limited (Canada)

                                   b.  RGA Canada Management Company, Ltd.
                                       Canada)

                                        i.  RGA Life Reinsurance Company of
                                             Canada (Canada)

                              (6)  Benefit Resource Life Insurance Company
                                   (Bermuda) Ltd. (Bermuda)

                              (7)  RGA Holdings Limited (United Kingdom)

                                   a.  RGA Managing Agency Limited (United
                                        Kingdom)

                                   b.  RGA Capital Limited (United Kingdom)

                                   c.  RGA Reinsurance (UK) Limited (United
                                       Kingdom)

                              (8) RGA South African Holdings (Pty) Ltd. (South Africa)

                                   a.  RGA Reinsurance Company of South Africa
                                        Limited (South Africa)

                              (9)  RGA Australian Holdings Pty Limited
                                   (Australia)

                                   a.  RGA Reinsurance Company of Australia
                                        Limited (Australia)

                              (10) General American Argentina Seguros de Vida,
                                   S.A. (Argentina)

                              (11) RGA Argentina, S.A. (Argentina)

                              (12) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (13) Malaysia Life Reinsurance Group Berhad.
                                   (Malaysia) Reinsurance Group of America,
                                   Incorporated owns 30% of Malaysia Life
                                   Reinsurance Group Berhad.


                    f.   GenAm Holding Company (DE)

                         i.   Krisman, Inc. (MO)

                         ii.  Genelco Asia Pacifica Limited (Hong Kong)

                         iii. Genelco de Mexico S.A. de C.V. (Mexico) 99% of the
                              shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                         iv.  White Oak Royalty Company (OK)

                         v.   GM Marketing Incorporated (MO)

                              (a)  Stan Mintz Associates, Inc. (WI)

                              (b) GenMark Insurance Agency of Massachusetts, Inc. (MA)

                              (c)  GenMark Insurance Agency of Ohio, Inc. (OH)

                              (d)  GenMark Insurance Agency of Texas, Inc. (TX)


                    g.   John S. McSwaney & Asscoiates, Inc. (ND)

2.   Collaborative Strategies, Inc. (MO)

3.   Missouri Reinsurance (Barbados) Inc. (Barbados)

4.   GenAmerica Capital I (DE)


5. GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

6.   Walnut Street Securities, Inc. (MO)

     a.   WSS Insurance Agency of Alabama, Inc. (AL)

     b.   WSS Insurance Agency of Massachusetts, Inc. (MA)

     c.   WSS Insurance Agency of Nevada, Inc. (NV)

     d.   WSS Insurance Agency of Ohio, Inc. (OH)

     e.   WSS Insurance Agency of Texas, Inc. (TX)

     f.   Walnut Street Advisers, Inc. (MO)

7.   General American Distributors, Inc. (MO)


A.K. Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)


A.L. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia
     (Poland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

     In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

          1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan-owned facilities and airplanes. It is not engaged in any business.

          2) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

          3) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

          4) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

          5) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP.
     (DEL), an indirect wholly owned subsidiary of Metropolitan.

          6) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

          7) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

          8) New England Securities Corporation owns 100% of the non-voting preferred stock of Hereford Insurance Agency of Ohio, Inc., an insurance agency. 100% of the voting common stock of this company is held by an officer who has agreed to vote such shares at the direction of New England Securities Corporation, an indirect wholly owned subsidiary of Metropolitan.

          9) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBISIDIARIES HAVE ALSO BEEN OMITTED.

Item 25.    Directors and Officers of the Depositor

The officers and directors of MetLife Investors USA Insurance Company are listed below. Their principal business address is 610 Newport Center Drive, Newport Beach, California 92660.


Name                                       Position and Offices with Depositor
----                                       -----------------------------------
Mary Ann Brown                             Chairman of the Board and Director
John K. Bruins                             Director
Daniel J. Cavanagh                         Director
Margaret C. Fechtmann                      Director
David Y. Rogers                            Director
Anthony J. Williamson                      Director
Joseph W. Jordan                           Director
Richard C. Pearson                         Director and President
Brian J. Finneran                          Senior Vice President
Jane F. Eagle                              Senior Vice President and Chief
                                            Financial Officer
Anthony J. Williamson                      Senior Vice President, Chief
                                            Investment Officer
George R. Bateman                          Vice President
Roberta G. Isaeff                          Vice President
Ronald Plafkin                             Vice President
William G. Spangler                        Vice President
James C. Turner                            Vice President, Assistant Secretary
Leo Brown                                  Assistant Vice President
Steven J. Brash                            Assistant Vice President
Cheryl J. Finney                           Associate General Counsel, Vice
                                            President, and Assistant Secretary
Patrizia DiMolfetta                        Controller
James Bossert                              Assistant Controller
George J. Olah                             Treasurer
Louis Ragusa                               Secretary
Richard G. Mandel                          Assistant Secretary
Eugene A. Capobianco                       Assistant Vice President
Joseph A. Zdeb                             Assistant Vice President
Harold B. Leff                             Assistant Vice President
Robert E. Dehais                           Assistant Vice President

Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of MetLife Investors USA Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract Owners

As of March 31, 2001, there were 11,297 owners of the Contracts which are the subject of this post-effective amendment.

Item 28.    Indemnification

None

Item 29.    Principal Underwriters

MetLife Investors Distribution Company is the principal underwriter for MetLife Investors USA Separate Account A.

The following are the directors and officers of MetLife Investors Distribution Company Their principal business address is 610 Newport Center Drive, Newport Beach, California 92660.


Name                            Position with Underwriter
----                            -------------------------
Richard C. Pearson              Director, Chairman, and President
Jane F. Eagle                   Director, Senior Vice President, Treasurer, and
                                  Chief Financial Officer
Brian J. Finneran               Senior Vice President
James C. Turner                 Vice President and Assistant Secretary
Cheryl J. Finney                Director, Vice President and Assistant Secretary
Gary A. Virnick                 Vice President and Supervisor of Compliance


Name of             Underwriting    Compensation on
Principal           Discount and    Redemption or     Brokerage
Underwriter         Commissions*    Annuitization     Commission    Compensation
-----------         ------------    -------------     ----------    ------------
MetLife Investors
Distribution Company    None            None              None          None


*Fee paid by MetLife Investors USA Insurance Company for serving as underwriter.


Item 30.    Location of Accounts and Records

MetLife Investors Distribution Company, underwriter for the registrant, is located at 610 Newport Center Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

MetLife Investors USA Insurance Company, the depositor for the registrant, is located at 610 Newport Center Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

MetLife Investors Group, Inc. is located at 610 Newport Center Drive, Newport Beach, California 92660. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:


MetLife Investors USA represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MetLife Investors USA.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 23rd day of April 2001.

                                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                           (Registrant)

                                    METLIFE INVESTORS USA INSURANCE COMPANY
                                           (Sponsor)


                                    By     /s/ Richard C. Pearson
                                           ----------------------
                                           Richard C. Pearson, President

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                            Title                     Date
---------                            -----                     ----

/s/ Richard C. Pearson        President, Chief Executive       April 23, 2001
----------------------        Officer, & Director
Richard C. Pearson


/s/ Jane F. Eagle             Senior Vice President &          April 23, 2001
----------------------        Chief Financial Officer
Jane F. Eagle


Mary Ann Brown*               Chairman of the Board &          April 23, 2001
----------------------        Director
Mary Ann Brown


John K. Bruins*               Director                         April 23, 2001
----------------------
John K. Bruins


Daniel J. Cavanagh*           Director                         April 23, 2001
----------------------
Daniel J. Cavanagh


Margaret C. Fechtmann*        Director                         April 23, 2001
----------------------
Margaret C. Fechtmann

                              Director                         ________, 2001
----------------------
Joseph W. Jordan


                              Director                         ________, 2001
----------------------
David Y. Rogers

Anthony J. Williamson *       Director                         April 23, 2001
----------------------
Anthony J. Williamson


/s/ Richard C. Pearson
----------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)